Hartford Municipal Opportunities ETF
Schedule of Investments October 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Municipal Bonds - 97.3%
	Alabama - 3.0%
$ 1,100,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2027		$1,361,580
100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042		118,666
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024		103,469
1,000,000	Lower Alabama Gas Dist 5.00%, 09/01/2031		1,269,470
1,590,000	State of Alabama Docks Department 5.00%, 10/01/2026		1,897,427

			4,750,612

	Arizona - 1.0%
480,000	Coconino County, AZ, Pollution Control Corp. 1.80%, 09/01/2032(1)		480,547
185,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2031		228,127
750,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035		763,875
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)		111,065

			1,583,614

	California - 4.7%
205,000	Alameda County, Oakland, CA, Unified School Dist 4.00%, 08/01/2034		232,081
145,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2020		147,640
1,000,000	California State, GO Taxable 5.00%, 04/01/2035		1,276,430
	City of Los Angeles, CA, Department of Airports
1,450,000	5.00%, 05/15/2035		1,771,973
1,500,000	5.00%, 05/15/2040		1,530,690
150,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2032(3)		101,514
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032		597,370
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043		115,428
	San Joaquin Hills, CA, Transportation Corridor Agency
80,000	0.00%, 01/15/2026(3)		68,544
215,000	0.00%, 01/15/2032(3)		149,186
70,000	0.00%, 01/15/2035(3)		43,497
1,300,000	Tender Option Bond Trust Receipts/Certificates 1.15%, 12/01/2022(1)(2)		1,300,000

			7,334,353

	Colorado - 2.2%
720,000	Arapahoe County, CO, School Dist No. 6 Littleton 5.50%, 12/01/2031		951,091
835,000	Colorado Health Facs Auth 5.00%, 08/01/2044		987,129
175,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(2)		187,201
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029		1,279,208

			3,404,629

	Connecticut - 3.0%
100,000	City of Bridgeport, CT, GO 5.00%, 07/15/2034		120,231
1,195,000	Connecticut Housing Finance Auth 2.75%, 11/15/2035		1,211,861
985,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042		1,081,540
	State of Connecticut, GO
380,000	5.00%, 11/15/2025		454,043
1,000,000	5.00%, 09/15/2027		1,237,250
500,000	5.00%, 04/15/2029		608,815

			4,713,740

	District of Columbia - 1.3%
250,000	Dist of Columbia Rev 5.00%, 07/01/2037		269,875
	Dist of Columbia, GO
1,100,000	5.00%, 06/01/2042		1,319,835
455,000	5.00%, 07/01/2042		487,915

			2,077,625

	Florida - 7.6%
125,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2043		142,324
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2037		1,190,860
	JEA, FL, Electric System Rev
1,550,000	5.00%, 10/01/2022		1,719,244
1,500,000	5.00%, 10/01/2028		1,857,330
6,000,000	Orange County, FL, Hosimg Facs Auth 1.18%, 04/15/2040(1)		6,000,000
	Polk County, FL, Industrial Dev Auth
725,000	5.00%, 01/01/2029		834,381
190,000	5.00%, 01/01/2055		210,879
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042		41,586

			11,996,604

	Georgia - 2.3%
	Burke County, GA, Dev Auth Rev
1,000,000	2.05%, 10/01/2032(1)		1,007,330
200,000	3.00%, 11/01/2045(1)		205,188
	Main Street, GA, Natural Gas, Inc.
665,000	5.00%, 05/15/2032		810,642
200,000	5.50%, 09/15/2023		228,170
	Municipal Electric Auth, GA
1,000,000	5.00%, 01/01/2028		1,184,620
215,000	5.00%, 01/01/2056		247,845

			3,683,795

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031		123,414

	Illinois - 11.3%
	Chicago, IL, Board of Education, GO
105,000	0.00%, 12/01/2023(3)		94,849
110,000	0.00%, 12/01/2026(3)		90,603
65,000	5.00%, 12/01/2020		67,055
250,000	5.00%, 12/01/2024		279,277
500,000	5.00%, 12/01/2028		586,730
250,000	5.00%, 04/01/2033		290,300
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021		1,596,505
445,000	5.00%, 06/01/2024		507,789
130,000	5.25%, 12/01/2024		139,814
105,000	5.25%, 12/01/2025		112,766
	City of Chicago, IL, GO
500,000	0.00%, 01/01/2026(3)		425,770
400,000	5.00%, 01/01/2024		439,192
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027		100,698
50,000	5.50%, 01/01/2030		62,226
1,075,000	City of Decatur, IL, GO 5.00%, 03/01/2035		1,241,464
100,000	Cook County, IL, GO 5.00%, 11/15/2021		106,655
240,000	Illinois Housing Dev Auth 4.00%, 02/01/2035		247,339
150,000	Illinois State Finance Auth Rev 5.00%, 11/15/2045		168,036
150,000	Illinois State Toll Highway Auth 5.00%, 01/01/2030		185,254
500,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%, 01/01/2031		626,035
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, No. 300
1,000,000	5.00%, 01/01/2021		1,042,740
100,000	5.00%, 01/01/2032		118,181
150,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO 0.00%, 02/01/2027(3)		127,925
205,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 12/15/2025(3)		177,245
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022		163,364
75,000	5.25%, 06/01/2021		79,443
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024		172,948
1,000,000	6.00%, 07/01/2024		1,155,480
	Sales Tax Securitization Corp., IL
500,000	5.00%, 01/01/2029		594,850
985,000	5.00%, 01/01/2037		1,140,522
	State of Illinois, GO
1,040,000	5.00%, 03/01/2021		1,080,009
1,250,000	5.00%, 06/15/2022		1,338,125
450,000	5.00%, 12/01/2024		503,095
1,000,000	5.00%, 02/01/2027		1,143,930
115,000	5.00%, 06/15/2027		131,070
300,000	5.00%, 11/01/2027		343,881
750,000	5.25%, 12/01/2030		869,400
100,000	Village of Bolingbrook, IL, GO 5.00%, 01/01/2028		123,562

			17,674,127

	Indiana - 0.2%
283,851	City of Evansville, IN 3.00%, 06/01/2034		298,807

	Iowa - 1.0%
	Iowa Student Loan Liquidity Corp.
400,000	5.00%, 12/01/2020		413,740
350,000	5.00%, 12/01/2025		408,237
575,000	State of Iowa, Fin Auth 5.00%, 02/15/2027		706,048

			1,528,025

	Kentucky - 1.0%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023		124,408
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(1)		110,611
1,250,000	Louisville, KY, Regional Airport Auth 5.00%, 07/01/2021		1,320,525

			1,555,544

	Maine - 0.2%
305,000	Finance Auth of Maine 5.00%, 12/01/2021		326,024

	Maryland - 0.8%
40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023		41,815
1,000,000	State of Maryland, GO 5.00%, 03/15/2028		1,250,060

			1,291,875

	Massachusetts - 3.0%
1,500,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2042		1,818,375
	Massachusetts Dev Finance Agency, Rev
250,000	5.00%, 07/01/2020		255,640
255,000	5.00%, 07/01/2031		298,365
405,000	5.00%, 07/01/2031		496,461
675,000	5.00%, 07/01/2034		822,866
500,000	5.00%, 07/01/2043		593,115
350,000	5.00%, 07/01/2044		393,649
100,000	5.00%, 07/01/2048		117,966

			4,796,437

	Michigan - 4.4%
345,000	City of Detroit, MI, GO 5.00%, 04/01/2022		364,555
1,250,000	Lincoln Park School Dist, GO 5.00%, 05/01/2032		1,568,800
	Michigan Finance Auth
1,100,000	5.00%, 07/01/2035		1,273,558
500,000	5.00%, 11/01/2035		618,870
	Michigan State Housing Dev Auth
1,235,000	4.25%, 06/01/2049		1,352,621
680,000	4.25%, 12/01/2049		750,380
275,000	New Haven Community School Dist 5.00%, 05/01/2032		340,849
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025		596,415

			6,866,048

	Minnesota - 2.7%
750,000	Duluth, MN, Independent School Dist, No. 709 5.00%, 02/01/2022		807,758
405,000	Freddie Mac Multifamily, ML, Certificates 2.54%, 06/25/2037		420,655
1,750,000	Minneapolis-St. Paul, MN Housing & Redev. Auth 1.26%, 08/15/2025(1)		1,750,000
1,000,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2035		1,006,070
200,000	St. Francis, MN, Independent School Dist, No. 15 4.00%, 02/01/2030		214,018

			4,198,501

	Mississippi - 1.4%
750,000	Mississippi Dev Bank, GO 5.00%, 10/01/2027		934,372
1,000,000	State of Mississippi 5.00%, 10/15/2029		1,269,640

			2,204,012

	Missouri - 2.3%
990,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036		1,146,004
510,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2032		625,714
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042		561,700
650,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028		749,418
400,000	St. Louis, MO, Airport Rev 5.00%, 07/01/2031		498,288

			3,581,124

	Nevada - 2.1%
275,000	City of North Las Vegas, NV 4.50%, 06/01/2039		291,167
280,000	City of Reno, NV 5.00%, 06/01/2033		343,356
	Clark County, NV, School Dist, GO
1,000,000	5.00%, 06/15/2026		1,197,300
1,000,000	5.00%, 06/15/2029		1,263,240
200,000	Las Vegas, NV, New Convention Center Auth 5.00%, 07/01/2029		230,090

			3,325,153

	New Jersey - 1.9%
1,000,000	City of Bayonne, NJ 0.00%, 07/01/2023(3)		941,210
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022		434,428
150,000	5.00%, 06/15/2023		166,817
255,000	New Jersey Educational Facs Auth 5.00%, 06/01/2020		260,103
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023		141,311
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033		285,852
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024		388,933
250,000	5.00%, 06/01/2029		306,947

			2,925,601

	New Mexico - 0.2%
155,000	City of Santa Fe 5.00%, 05/15/2049		170,432
95,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049		103,085

			273,517

	New York - 6.9%
480,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2020		498,168
	New York City, NY, Transitional Finance Auth Future Tax Secured Rev
100,000	4.50%, 11/01/2019		100,000
2,000,000	5.00%, 08/01/2035		2,488,640
2,000,000	New York City, NY, Water & Sewer System 1.35%, 06/15/2050(1)		2,000,000
	New York State Dormitory Auth Rev
200,000	5.00%, 02/15/2031		247,052
1,000,000	5.00%, 03/15/2035		1,246,970
750,000	5.00%, 03/15/2037		929,670
1,000,000	5.00%, 02/15/2038		1,196,610
1,000,000	5.00%, 03/15/2048		1,214,660
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031		432,674
500,000	Town of Oyster Bay, NY, GO 4.00%, 02/15/2020		503,405

			10,857,849

	North Carolina - 0.7%
	North Carolina Medical Care Commission
255,000	4.00%, 01/01/2025		276,871
395,000	5.00%, 01/01/2038		457,979
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
145,000	5.00%, 01/01/2039		166,965
210,000	5.00%, 01/01/2044		240,364

			1,142,179

	Ohio - 3.1%
1,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(1)		1,015,510
2,200,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.88%, 06/01/2047		2,214,124
1,105,000	Cleveland, OH, Airport System Rev 5.25%, 01/01/2020		1,111,928
100,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030		123,577
	County of Lucas, OH
250,000	5.00%, 11/15/2019		250,248
100,000	5.00%, 11/15/2020		103,284

			4,818,671

	Oklahoma - 0.5%
	Oklahoma Dev Finance Auth
30,000	5.25%, 08/15/2048		35,597
30,000	5.50%, 08/15/2057		35,749
635,000	Oklahoma Housing Finance Agency 5.00%, 09/01/2043		660,045

			731,391

	Oregon - 0.4%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis 0.00%, 06/15/2038(4)		35,975
100,000	Clackamas County, OR, Hospital Facs Auth 2.60%, 11/15/2023		100,022
20,000	Marion County, OR, School Dist No. 15 North Marion 0.00%, 06/15/2037(3)		10,887
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow 0.00%, 06/15/2038(3)		63,630
	Salem Hospital Facs Auth, OR
40,000	5.00%, 05/15/2038		46,397
30,000	5.00%, 05/15/2048		34,413
105,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049		115,126
185,000	State of Oregon, GO 4.00%, 12/01/2048		198,599
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(3)		63,472

			668,521

	Pennsylvania - 7.6%
585,000	Allegheny County, PA, Airport Auth 5.00%, 01/01/2026		629,998
135,000	Armstrong School Dist 4.00%, 03/15/2035		153,719
565,000	City of Philadelphia, PA, Airport Rev 5.00%, 02/01/2035		704,866
	Commonwealth Finance Auth, PA
490,000	5.00%, 06/01/2020		500,035
100,000	5.00%, 06/01/2027		122,409
590,000	Erie, PA, City School Dist, GO 5.00%, 04/01/2028		732,821
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030		262,803
240,000	5.00%, 12/01/2044		277,574
100,000	5.00%, 12/01/2046		110,671
1,000,000	Pennsylvania Economic Dev Financing Auth 2.63%, 11/01/2021		1,020,410
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025		294,650
750,000	5.00%, 05/01/2037		892,875
	Pennsylvania Housing Finance Agency
445,000	3.10%, 04/01/2023		454,630
1,630,000	4.00%, 10/01/2038		1,718,802
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030		183,978
1,095,000	5.00%, 12/01/2032		1,347,343
750,000	5.00%, 12/01/2034		908,865
95,000	5.00%, 12/01/2037		104,026
540,000	Philadelphia, PA, School Dist, GO 5.00%, 09/01/2032		669,324
265,000	Pittsburgh Water & Sewer Auth 5.00%, 09/01/2034		334,462
375,000	Wilkes-Barre Area, PA, School Dist 5.00%, 04/15/2059		444,529

			11,868,790

	Puerto Rico - 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
675,000	0.00%, 07/01/2051(3)		130,876
625,000	5.00%, 07/01/2058		656,125

			787,001

	Rhode Island - 0.1%
200,000	Rhode Island Student Loan Auth 5.00%, 12/01/2027		242,576

	South Carolina - 2.1%
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029		458,566
1,000,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028		1,252,840
730,000	South Carolina Port Auth 5.00%, 07/01/2031		909,375
	South Carolina State Public Service Auth
500,000	5.00%, 12/01/2034		572,545
125,000	5.00%, 12/01/2050		141,490

			3,334,816

	South Dakota - 0.7%
980,000	South Dakota Housing Dev Auth 4.50%, 11/01/2048		1,088,114

	Tennessee - 1.4%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044		130,041
125,000	Metropolitan Nashville Airport Auth 5.00%, 07/01/2027		146,907
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022		536,325
300,000	5.00%, 02/01/2023		330,225
295,000	5.00%, 02/01/2025		339,557
455,000	5.00%, 02/01/2027		541,505
160,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049		172,774

			2,197,334

	Texas - 8.1%
1,125,000	Arlington, TX, Independent School Dist 5.00%, 02/15/2028		1,360,260
405,000	Austin, TX, Independent School Dist 4.00%, 08/01/2033		471,902
750,000	City of Houston, TX 0.00%, 09/01/2025(3)		679,185
1,385,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2028		1,700,060
1,650,000	Frenship Independent School Dist, GO 4.00%, 02/15/2020		1,663,151
100,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2020		103,691
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024		115,183
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046		535,130
1,720,000	North East Texas Independent School Dist 5.00%, 02/01/2020		1,735,944
300,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021		310,527
70,000	North Texas Tollway Auth Rev 6.25%, 02/01/2023		70,807
1,000,000	Rockwall, TX, Independent School Dist 5.00%, 02/15/2028		1,270,820
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2019		1,505,895
200,000	Texas Transportation Commission 0.00%, 08/01/2038(3)		95,912
1,000,000	Wylie, TX, Independent School Dist 4.00%, 08/15/2035		1,165,420

			12,783,887

	Utah - 2.3%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029		1,242,570
590,000	Salt Lake County, UT 5.13%, 02/15/2033		694,808
1,250,000	Utah Transit Auth 5.25%, 06/15/2029		1,638,575

			3,575,953

	Virginia - 0.8%
1,295,000	Virginia College Building Auth 5.00%, 02/01/2020		1,307,160

	Washington - 1.3%
	Port of Seattle, WA
1,000,000	5.00%, 06/01/2030		1,020,710
500,000	5.00%, 05/01/2036		594,900
160,000	5.50%, 09/01/2020		165,560
240,000	Washington State Housing Finance Commission 5.00%, 01/01/2055(2)		260,059

			2,041,229

	West Virginia - 0.3%
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(1)		405,003

	Wisconsin - 2.8%
	Public Finance Auth, WI
100,000	5.00%, 09/01/2025(2)		112,030
1,000,000	5.00%, 07/01/2036		1,199,510
100,000	5.00%, 10/01/2043(2)		110,783
465,000	5.00%, 10/01/2044		558,116
700,000	5.00%, 10/01/2048(2)		773,486
1,000,000	Univ. of Wisconsin Hospitals & Clinics 5.00%, 04/01/2030		1,252,240
400,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/15/2033		400,468

			4,406,633

	Total Municipal Bonds (cost $145,880,419)		$152,770,288

Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 1.1%
1,669,991	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.69%(5)		$1,669,991

	Total Short-Term Investments (cost $1,669,991)		$1,669,991

	Total Investments (cost $147,550,410)	98.4%	$154,440,279
	Other Assets & Liabilities	1.6%	2,588,597

	Total Net Assets	100.0%	$157,028,876

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities was $2,854,624, representing 1.8% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelpoment
Rev	Revenue

Hartford Municipal Opportunities ETF
Schedule of Investments October 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$152,770,288	$—	$152,770,288	$—
Short-Term Investments	1,669,991	1,669,991	—	—

Total	$154,440,279	$1,669,991	$152,770,288	$—

(1) For the period ended October 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments October 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 18.9%
	Agriculture - 0.3%
$ 93,000	Altria Group, Inc. 3.80%, 02/14/2024		$97,570

	Commercial Banks - 12.4%
155,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022		155,355
235,000	Bank of Nova Scotia 2.38%, 01/18/2023		237,224
460,000	BB&T Corp. 2.20%, 03/16/2023		462,135
408,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)		411,575
250,000	Capital One NA 2.15%, 09/06/2022		249,913
114,000	Fifth Third Bancorp 3.65%, 01/25/2024		120,250
200,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)		215,958
265,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024		280,319
125,000	Regions Financial Corp. 3.80%, 08/14/2023		132,280
466,000	Royal Bank of Canada 2.80%, 04/29/2022		475,590
282,000	SunTrust Bank 2.80%, 05/17/2022		287,364
527,000	Toronto-Dominion Bank 2.65%, 06/12/2024		539,355
193,000	Wells Fargo & Co. 3.75%, 01/24/2024		204,227

			3,771,545

	Diversified Financial Services - 0.3%
100,000	Air Lease Corp. 2.25%, 01/15/2023		99,548

	Healthcare-Services - 1.0%
75,000	CommonSpirit Health 2.76%, 10/01/2024		76,129
220,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024		222,982

			299,111

	Pharmaceuticals - 1.2%
361,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024(2)		374,109

	Real Estate Investment Trusts - 2.0%
271,000	Boston Properties L.P. 3.40%, 06/21/2029		285,745
142,000	ERP Operating L.P. 3.00%, 07/01/2029		147,150
175,000	Ventas Realty L.P. 2.65%, 01/15/2025		177,271

			610,166

	Retail - 1.3%
159,000	Home Depot, Inc. 2.95%, 06/15/2029		167,730
201,000	Walmart, Inc. 2.85%, 07/08/2024		209,914

			377,644

	Transportation - 0.4%
118,000	United Parcel Service, Inc. 2.20%, 09/01/2024		119,059

	Total Corporate Bonds (cost $5,593,445)		$5,748,752

Municipal Bonds - 63.5%
	California - 2.3%
$ 425,000	City & County of San Francisco, CA 0.93%, 07/01/2057(3)		$425,000
135,000	MSR Public Power Agency, CA 6.00%, 07/01/2022		146,545
130,000	Pasadena, CA, Independent School Dist, GO 1.13%, 02/01/2035(3)		130,000

			701,545

	Colorado - 3.0%
690,000	Adams County, CO, School Dist, GO 5.00%, 12/01/2029		905,777

	Connecticut - 1.0%
270,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042		296,463

	District of Columbia - 2.0%
505,000	Dist of Columbia, GO 5.00%, 06/01/2036		614,262

	Florida - 1.8%
95,000	Florida Housing Finance Corp. 4.00%, 07/01/2049		102,997
450,000	Orlando, FL, Utilities Commission 1.14%, 10/01/2033(3)		450,000

			552,997

	Georgia - 1.2%
335,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(3)		363,478

	Illinois - 2.3%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032		85,795
155,000	Illinois Housing Dev Auth 4.50%, 10/01/2048		171,935
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027		210,663
195,000	State of Illinois, GO 5.00%, 11/01/2028		223,065

			691,458

	Indiana - 0.3%
100,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048		108,494

	Iowa - 0.3%
80,000	Iowa Finance Auth 4.00%, 07/01/2048		86,952

	Kentucky - 3.0%
600,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(3)		665,694
	Kentucky State Property & Building Commission
60,000	5.00%, 05/01/2024		69,025
105,000	5.00%, 08/01/2024		121,551
40,000	5.00%, 05/01/2025		47,052

			903,322

	Louisiana - 0.4%
40,000	Louisiana Housing Corp. 4.50%, 12/01/2047		44,237
95,000	Parish of State John the Baptist, LA 2.10%, 06/01/2037(3)		95,235

			139,472

	Maine - 0.7%
195,000	Maine State Housing Auth 4.00%, 11/15/2048		211,347

	Maryland - 2.5%
205,000	Maryland Community Dev Administration 4.50%, 09/01/2048		227,236
550,000	Maryland Health & Higher Educational Facs Auth 1.05%, 07/01/2034(3)		550,000

			777,236

	Massachusetts - 6.3%
745,000	Commonwealth of Massachusetts, GO 1.08%, 01/01/2021(3)		745,000
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025		63,205
45,000	3.27%, 07/01/2026		47,968
50,000	3.38%, 07/01/2027		53,779
55,000	3.46%, 07/01/2028		59,584
45,000	3.51%, 07/01/2029		48,905
910,000	Massachusetts Water Resource Auth 1.09%, 08/01/2037(3)		910,000

			1,928,441

	Michigan - 0.3%
95,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050		103,486

	Minnesota - 0.5%
145,000	Coon Rapids, MN, Multi-Family Housing Auth Rev 2.20%, 04/01/2021(3)		145,458

	Missouri - 2.8%
	Missouri Housing Dev Commission
385,000	3.88%, 05/01/2050		422,511
205,000	4.25%, 05/01/2049		225,635
175,000	4.75%, 05/01/2049		196,327

			844,473

	Nebraska - 0.4%
120,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048		130,052

	Nevada - 0.6%
155,000	Nevada Housing Division 4.00%, 10/01/2049		170,379

	New Jersey - 2.4%
	New Jersey Economic Dev Auth
160,000	5.00%, 03/01/2026		175,045
90,000	5.00%, 11/01/2026		106,338
	New Jersey Transportation Trust Fund Auth
40,000	5.00%, 06/15/2024		45,898
150,000	5.00%, 12/15/2028		180,348
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029		214,863

			722,492

	New Mexico - 0.4%
105,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049		114,310

	New York - 3.0%
915,000	City of New York, NY, GO 1.10%, 04/01/2042(3)		915,000

	North Carolina - 2.5%
770,000	Charlotte, NC, Water & Sewer System Rev 1.16%, 07/01/2036(3)		770,000

	Ohio - 1.8%
170,000	Ohio Housing Finance Agency 4.50%, 09/01/2048		188,154
295,000	Ohio Turnpike & Infrastructure Commission 0.00%, 02/15/2041(4)		159,439
200,000	Ohio Water Dev Auth Water Pollution Control Loan Fund 1.09%, 12/01/2036(3)		200,000

			547,593

	Pennsylvania - 0.4%
110,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032		132,727

	Rhode Island - 0.7%
205,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048		222,745

	South Carolina - 3.0%
590,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(3)		642,215
230,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050		253,092
10,000	Tobacco Settlement Revenue Mgmt Auth, SC 6.38%, 05/15/2030		14,031

			909,338

	Tennessee - 0.6%
25,000	Metropolitan Gov’t Nashville & Davidson County, TN Health & Educational Facs Bd 4.88%, 11/01/2028		28,843
135,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049		149,390

			178,233

	Texas - 8.4%
70,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030		87,352
110,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024		110,261
250,000	Deer Park Independent School Dist, TX 5.00%, 08/15/2028		319,990
505,000	Harris County, TX, GO 5.00%, 10/01/2038		616,701
535,000	State of Texas 4.00%, 08/27/2020		547,214
	Texas Department of Housing & Community Affairs
130,000	4.00%, 03/01/2050		145,103
105,000	4.75%, 03/01/2049		116,973
495,000	University of Texas, Permanent University Fund 5.00%, 07/01/2027		608,454

			2,552,048

	Virginia - 4.1%
490,000	Fairfax County, VA, Water Auth 5.00%, 04/01/2029		615,509
650,000	Virginia Small Business Financing Auth 1.11%, 07/01/2042(3)		650,000

			1,265,509

	Washington - 4.0%
700,000	State of Washington, GO 5.00%, 08/01/2030		908,593
290,000	Washington State Housing Finance Commission 4.00%, 12/01/2048		315,369

			1,223,962

	Wyoming - 0.5%
140,000	Wyoming Community Dev Auth 4.00%, 06/01/2043		151,178

	Total Municipal Bonds (cost $18,863,233)		$19,380,227

U.S. Government Agencies - 13.4%
	Mortgage-Backed Agencies - 13.4%
	FHLMC - 3.9%
$ 426,770	3.00%, 06/01/2049		$434,280
337,126	3.00%, 09/01/2049		342,921
383,985	3.50%, 03/01/2048		398,336

			1,175,537

	FNMA - 6.0%
401,508	3.00%, 09/01/2049		408,394
649,068	3.50%, 11/01/2047		671,209
386,304	3.50%, 11/01/2048		395,907
349,351	4.00%, 12/01/2047		366,445

			1,841,955

	GNMA - 3.5%
381,466	3.50%, 04/20/2043		403,265
314,392	4.00%, 10/20/2048		327,623
324,241	4.00%, 05/20/2049		337,695

			1,068,583

			4,086,075

	Total U.S. Government Agencies (cost $4,021,469)		$4,086,075

U.S. Government Securities - 2.0%
	U.S. Treasury Notes - 2.0%
$ 484,875	0.75%, 07/15/2028(5)		$510,317
106,000	2.50%, 01/31/2024		110,202

			620,519

	Total U.S. Government Securities (cost $583,220)		$620,519

	Total Long-Term Investments (cost $29,061,367)		$29,835,573

Short-Term Investments - 4.0%
	Other Investment Pools & Funds - 4.0%
$ 1,227,586	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.65%(6)		$1,227,586

	Total Short-Term Investments (cost $1,227,586)		$1,227,586

	Total Investments (cost $30,288,953)	101.8%	$31,063,159
	Other Assets & Liabilities	(1.8)%	(538,073)

	Total Net Assets	100.0%	$30,525,086

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2019. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2019, the aggregate value of this security was $374,109, representing 1.2% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.
(5)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 2-Year Note Future	4	12/31/2019	$862,406	$(312)
U.S. Treasury 5-Year Note Future	4	12/31/2019	476,813	(813)
U.S. Treasury 10-Year Note Future	2	12/19/2019	260,594	(656)

Total				$(1,781)

Total futures contracts				$(1,781)

  † For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments October 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$5,748,752	$—	$5,748,752	$—
Municipal Bonds	19,380,227	—	19,380,227	—
U.S. Government Agencies	4,086,075	—	4,086,075	—
U.S. Government Securities	620,519	—	620,519	—
Short-Term Investments	1,227,586	1,227,586	—	—

Total	$31,063,159	$1,227,586	$29,835,573	$—

Liabilities
Futures Contracts(2)	$(1,781)	$(1,781)	$—	$—

Total	$(1,781)	$(1,781)	$—	$—

(1) For the period ended October 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Short Duration ETF
Schedule of Investments October 31, 2019 (Unaudited)

Shares or Principal Amount				Market Value†
	Asset & Commercial Mortgage Backed Securities - 11.1%
		Asset-Backed - Automobile - 0.3%
	$ 308,439	Chesapeake Funding LLC 3.39%, 01/15/2031(1)		$314,276

		Asset-Backed - Finance & Insurance - 2.7%
	279,300	DB Master Finance LLC 3.79%, 05/20/2049(1)		287,201
	111,631	Finance of America Structured Securities Trust 3.38%, 09/25/2028(1)(2)		111,490
	78,190	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)		78,539
	248,882	OBX Trust 4.00%, 11/25/2048(1)(2)		250,543
	297,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)		303,216
		Regional Management Issuance Trust
	100,000	3.83%, 07/15/2027(1)		100,652
	275,000	4.56%, 01/18/2028(1)		281,303
	43,534	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)		43,871
	400,000	Symphony CLO Ltd. 2.95%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)		399,996
		Towd Point Mortgage Trust
	281,089	2.75%, 10/25/2057(1)(2)		283,430
	80,908	3.75%, 05/25/2058(1)(2)		84,048
		Vantage Data Centers Issuer LLC
	224,625	3.19%, 07/15/2044(1)		227,922
	336,883	4.20%, 11/16/2043(1)		349,295
	338,300	Wingstop Funding LLC 4.97%, 12/05/2048(1)		352,668

				3,154,174

		Collateralized - Mortgage Obligations - 0.5%
	480,000	FREMF Mortgage Trust 3.26%, 05/25/2045(1)(2)		479,333
	125,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)		125,461

				604,794

		Commercial Mortgage - Backed Securities - 0.7%
	375,000	GS Mortgage Securities Trust 2.78%, 10/10/2049		384,718
	398,300	New Residential Mortgage Loan Trust 3.99%, 11/25/2048(1)(2)		404,215

				788,933

		Other ABS - 1.3%
	224,693	Barings BDC Static CLO Ltd. 3.02%, 04/15/2027, 3 mo. USD LIBOR + 1.020%(1)(3)		224,612
	102,969	Finance of America Structured Securities Trust 3.28%, 04/25/2029(1)(2)		103,694
	679,863	Taco Bell Funding LLC 4.32%, 11/25/2048(1)		698,810
	332,901	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(2)		341,211
	76,990	VOLT LXXI LLC 3.97%, 09/25/2048(1)(4)		77,384

				1,445,711

		Whole Loan Collateral CMO - 5.6%
		Angel Oak Mortgage Trust LLC
	396,709	2.99%, 07/26/2049(1)(2)		399,611
	61,710	3.67%, 07/27/2048(1)(2)		62,358
	460,429	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)		464,207
	274,781	Bellemeade Re Ltd. 3.02%, 10/25/2028, 1 mo. USD LIBOR + 1.200%(1)(3)		274,912
	109,276	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(4)		110,657
	250,000	Colombia Cent CLO Ltd. 3.09%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)		250,084
		COLT Mortgage Loan Trust
	199,178	2.76%, 08/25/2049(1)(2)		199,835
	39,314	3.47%, 07/27/2048(1)(2)		39,478
	64,299	3.69%, 10/26/2048(1)(2)		64,751
	340,503	4.01%, 12/28/2048(1)(2)		344,615
	179,393	CSMC Trust 4.13%, 07/25/2058(1)(2)		181,067
	282,743	Deephaven Residential Mortgage Trust 3.79%, 08/25/2058(1)(2)		284,879
	466,107	Fannie Mae Connecticut Avenue Securities 7.72%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)		502,972
	160,241	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(2)		161,810
	158,184	Home Re Ltd. 3.42%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)		158,266
	114,862	LSTAR Securities Investment Trust 3.53%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(3)		114,485
		Mill City Mortgage Loan Trust
	76,470	3.25%, 05/25/2062(1)(2)		78,145
	75,814	3.50%, 05/25/2058(1)(2)		77,578
	259,694	3.50%, 08/25/2058(1)(2)		267,269
	200,000	New Residential Advance Receivables Trust 2.43%, 10/15/2051(1)		200,000
	70,950	New Residential Mortgage LLC 3.79%, 07/25/2054(1)		72,212
		New Residential Mortgage Loan Trust
	360,923	2.57%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)		360,022
	408,695	4.00%, 02/25/2057(1)(2)		428,952
	145,450	4.00%, 09/25/2057(1)(2)		150,280
	470,000	NRZ Advance Receivables Trust 2.59%, 07/15/2052(1)		472,688
		Sequoia Mortgage Trust
	57,264	4.00%, 09/25/2048(1)(2)		57,825
	58,583	4.50%, 08/25/2048(1)(2)		60,883
	205,405	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)		206,984
	59,549	Verus Securitization Trust 3.68%, 06/01/2058(1)(2)		59,924
	265,648	Wells Fargo Mortgage Backed Securities Trust 4.00%, 04/25/2049(1)(2)		267,628

				6,374,377

		Total Asset & Commercial Mortgage Backed Securities (cost $12,522,107)		$12,682,265

	Corporate Bonds - 59.9%
		Aerospace/Defense - 0.6%
	$ 300,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023(1)		$316,813
	350,000	United Technologies Corp. 3.65%, 08/16/2023		370,218

				687,031

		Agriculture - 0.6%
	250,000	Altria Group, Inc. 3.49%, 02/14/2022		257,017
	450,000	BAT Capital Corp. 2.79%, 09/06/2024		447,704

				704,721

		Auto Manufacturers - 1.3%
		Ford Motor Credit Co. LLC
	275,000	3.35%, 11/01/2022		275,820
	250,000	8.13%, 01/15/2020		252,677
		General Motors Financial Co., Inc.
	125,000	3.15%, 06/30/2022		126,949
	200,000	3.45%, 04/10/2022		203,864
	75,000	Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021(1)		76,086
		Hyundai Capital America
	100,000	2.60%, 03/19/2020(1)		100,149
	50,000	4.13%, 06/08/2023(1)		52,409
	400,000	Volkswagen Group of America Finance LLC 4.25%, 11/13/2023(1)		428,590

				1,516,544

		Beverages - 0.7%
	150,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025		163,989
		Constellation Brands, Inc.
	175,000	2.65%, 11/07/2022		177,679
	100,000	2.70%, 05/09/2022		101,264
	100,000	3.20%, 02/15/2023		102,965
	300,000	Molson Coors Brewing Co. 2.10%, 07/15/2021		300,207

				846,104

		Biotechnology - 0.1%
	150,000	Celgene Corp. 2.88%, 02/19/2021		151,619

		Chemicals - 1.6%
		Celanese U.S. Holdings LLC
	80,000	3.50%, 05/08/2024		82,592
	280,000	4.63%, 11/15/2022		297,404
	425,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023		455,354
	450,000	Eastman Chemical Co. 3.50%, 12/01/2021		461,389
	225,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020		227,498
	300,000	Sherwin-Williams Co. 4.20%, 01/15/2022		312,788

				1,837,025

		Commercial Banks - 16.6%
	200,000	ABN Amro Bank N.V. 3.40%, 08/27/2021(1)		204,714
		Bank of America Corp.
	300,000	2.50%, 10/21/2022		302,793
	250,000	4.00%, 04/01/2024		268,507
	345,000	Bank of Montreal 2.05%, 11/01/2022		345,268
	400,000	Barclays plc 3.25%, 01/12/2021		404,341
	250,000	BBVA USA 3.50%, 06/11/2021		254,706
	200,000	BNP Paribas S.A. 3.50%, 03/01/2023(1)		207,628
		BPCE S.A.
	250,000	3.00%, 05/22/2022(1)		254,233
	250,000	4.00%, 09/12/2023(1)		264,065
	250,000	Canadian Imperial Bank of Commerce 3.50%, 09/13/2023		263,745
	200,000	Capital One Financial Corp. 3.05%, 03/09/2022		203,873
		CIT Group, Inc.
	135,000	5.00%, 08/15/2022		143,514
	340,000	5.00%, 08/01/2023		366,350
	525,000	Citibank NA 3.17%, 02/19/2022, (3.17% fixed rate until 02/19/2021; 3 mo. USD LIBOR + 0.530% thereafter)(5)		532,837
	200,000	Citigroup, Inc. 2.90%, 12/08/2021		203,383
	250,000	Citizens Bank NA 3.70%, 03/29/2023		262,478
	275,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021		276,197
	300,000	Comerica, Inc. 3.70%, 07/31/2023		316,466
	300,000	Cooperatieve Rabobank UA 3.88%, 09/26/2023(1)		318,183
	305,000	Credit Suisse Group AG 2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)		303,947
	250,000	3.57%, 01/09/2023(1)		256,367
		Danske Bank A/S
	200,000	3.88%, 09/12/2023(1)		207,915
	390,000	5.00%, 01/12/2022(1)		410,900
	100,000	Deutsche Bank AG 4.25%, 10/14/2021		102,788
		Discover Bank
	250,000	2.45%, 09/12/2024		250,444
	250,000	3.10%, 06/04/2020		251,410
		Fifth Third Bancorp
	150,000	2.38%, 01/28/2025		150,704
	350,000	2.60%, 06/15/2022		353,994
		Goldman Sachs Group, Inc.
	300,000	2.35%, 11/15/2021		301,093
	300,000	3.00%, 04/26/2022		303,978
	250,000	5.25%, 07/27/2021		263,535
	200,000	5.75%, 01/24/2022		215,522
		HSBC Holdings plc
	350,000	2.63%, 11/07/2025		350,000
	200,000	2.95%, 05/25/2021		202,725
	300,000	Huntington Bancshares, Inc. 2.30%, 01/14/2022		301,684
	575,000	ING Groep N.V. 4.10%, 10/02/2023		612,666
		Intesa Sanpaolo S.p.A.
	200,000	3.13%, 07/14/2022(1)		201,454
	400,000	3.25%, 09/23/2024(1)		402,628
	400,000	JP Morgan Chase & Co. 2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)		399,186
	300,000	2.97%, 01/15/2023		305,809
	250,000	KeyBank NA 2.40%, 06/09/2022		252,468
	225,000	KeyCorp 5.10%, 03/24/2021		234,240
	400,000	Macquarie Bank Ltd. 2.10%, 10/17/2022(1)		399,189
	200,000	Macquarie Group Ltd. 3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(5)		204,252
	490,000	Mitsubishi UFJ Financial Group, Inc. 2.62%, 07/18/2022		496,005
	250,000	Mizuho Financial Group, Inc. 2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(5)		252,717
		Morgan Stanley
	325,000	2.63%, 11/17/2021		328,689
	325,000	2.75%, 05/19/2022		330,020
	275,000	National Bank of Canada 2.15%, 10/07/2022(1)		275,420
	350,000	NatWest Markets plc 3.63%, 09/29/2022(1)		362,753
		Regions Financial Corp.
	200,000	2.75%, 08/14/2022		203,726
	250,000	3.20%, 02/08/2021		253,457
	525,000	Royal Bank of Canada 3.70%, 10/05/2023		556,176
		Santander Holdings USA, Inc.
	275,000	3.50%, 06/07/2024		282,833
	125,000	3.70%, 03/28/2022		128,500
		Santander UK plc
	275,000	2.13%, 11/03/2020		275,488
	200,000	3.40%, 06/01/2021		204,295
		Standard Chartered plc
	200,000	2.25%, 04/17/2020(1)		199,969
	330,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)		331,494
	375,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(5)		388,632
	225,000	SunTrust Banks, Inc. 2.70%, 01/27/2022		228,067
	400,000	Toronto-Dominion Bank 1.90%, 12/01/2022		398,980
		UniCredit S.p.A.
	200,000	3.75%, 04/12/2022(1)		204,868
	350,000	6.57%, 01/14/2022(1)		376,808
		Wells Fargo & Co.
	100,000	3.16%, 10/31/2023, 3 mo. USD LIBOR + 1.230%(3)		101,752
	155,000	3.75%, 01/24/2024		164,016

				18,976,844

		Commercial Services - 1.0%
	280,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)		282,073
	255,000	Global Payments, Inc. 2.65%, 02/15/2025		258,137
		IHS Markit Ltd.
	60,000	4.13%, 08/01/2023		63,380
	250,000	5.00%, 11/01/2022(1)		267,242
	300,000	Total System Services, Inc. 3.80%, 04/01/2021		306,335

				1,177,167

		Construction Materials - 0.3%
	350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023		370,565

		Diversified Financial Services - 3.3%
	150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13%, 07/03/2023		157,790
	300,000	AIG Global Funding 2.70%, 12/15/2021(1)		304,233
		Air Lease Corp.
	75,000	2.13%, 01/15/2020		74,988
	75,000	2.63%, 07/01/2022		75,699
	375,000	3.50%, 01/15/2022		385,641
		Aircastle Ltd.
	165,000	5.13%, 03/15/2021		170,792
	250,000	7.63%, 04/15/2020		255,900
	325,000	Ally Financial, Inc. 3.88%, 05/21/2024		339,430
	300,000	CNA Financial Corp. 7.25%, 11/15/2023		352,154
	375,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)		378,122
	400,000	GE Capital International Funding Co. 2.34%, 11/15/2020		399,750
	275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)		275,649
		Synchrony Financial
	300,000	2.70%, 02/03/2020		300,256
	180,000	2.85%, 07/25/2022		182,079
	95,000	4.38%, 03/19/2024		101,040

				3,753,523

		Electric - 4.1%
	175,000	AEP Texas, Inc. 2.40%, 10/01/2022		176,707
	450,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024		476,611
		Dominion Energy, Inc.
	125,000	2.75%, 01/15/2022		126,700
	200,000	3.07%, 08/15/2024(4)		205,932
	335,000	Duquesne Light Holdings, Inc. 6.40%, 09/15/2020(1)		346,257
		Edison International
	200,000	2.40%, 09/15/2022		195,432
	250,000	2.95%, 03/15/2023		247,078
	250,000	EDP Finance B.V. 5.25%, 01/14/2021(1)		258,412
	50,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021		50,441
		Enel Finance International N.V.
	400,000	2.88%, 05/25/2022(1)		405,179
	250,000	4.25%, 09/14/2023(1)		265,623
	330,000	Evergy, Inc. 2.45%, 09/15/2024		331,949
	165,000	Eversource Energy 3.80%, 12/01/2023		174,774
		Exelon Corp.
	125,000	3.50%, 06/01/2022		128,631
	125,000	5.15%, 12/01/2020		128,175
	150,000	FirstEnergy Corp. 2.85%, 07/15/2022		152,800
	300,000	Fortis, Inc. 2.10%, 10/04/2021		299,783
	175,000	ITC Holdings Corp. 2.70%, 11/15/2022		177,657
	105,000	Potomac Electric Power Co. 3.05%, 04/01/2022		107,642
	250,000	Public Service Enterprise Group, Inc. 2.65%, 11/15/2022		254,202
	150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022		154,043

				4,664,028

		Entertainment - 0.1%
	100,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023		104,375

		Environmental Control - 0.4%
	250,000	Republic Services, Inc. 2.50%, 08/15/2024		254,168
	170,000	Waste Management, Inc. 2.95%, 06/15/2024		176,220

				430,388

		Food - 1.4%
		Conagra Brands, Inc.
	540,000	3.80%, 10/22/2021		557,531
	225,000	4.30%, 05/01/2024		241,403
	450,000	Danone S.A. 3.00%, 06/15/2022(1)		460,637
	50,000	Kroger Co. 3.85%, 08/01/2023		52,839
	300,000	Tyson Foods, Inc. 2.25%, 08/23/2021		301,476

				1,613,886

		Forest Products & Paper - 0.1%
	150,000	Georgia-Pacific LLC 5.40%, 11/01/2020(1)		155,023

		Gas - 0.1%
	150,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021		153,506

		Healthcare-Products - 0.2%
	180,000	Boston Scientific Corp. 3.45%, 03/01/2024		188,960

		Healthcare-Services - 1.3%
		Anthem, Inc.
	205,000	2.38%, 01/15/2025		204,875
	175,000	2.95%, 12/01/2022		179,065
	325,000	Centene Corp. 4.75%, 05/15/2022		331,906
	605,000	CommonSpirit Health 2.76%, 10/01/2024		614,111
	150,000	Laboratory Corp. of America Holdings 3.20%, 02/01/2022		153,313

				1,483,270

		Home Builders - 0.2%
	175,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022		186,156

		Household Products/Wares - 0.3%
	315,000	Church & Dwight Co., Inc. 2.88%, 10/01/2022		321,335

		Insurance - 2.0%
	125,000	Assurant, Inc. 4.20%, 09/27/2023		130,667
	75,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)		75,823
		Liberty Mutual Group, Inc.
	250,000	4.95%, 05/01/2022(1)		265,711
	275,000	5.00%, 06/01/2021(1)		285,190
	165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024		176,170
	100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023		103,224
		Protective Life Global Funding
	150,000	2.70%, 11/25/2020(1)		151,037
	150,000	3.40%, 06/28/2021(1)		153,391
	250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021		260,983
	350,000	Torchmark Corp. 7.88%, 05/15/2023		415,554
	200,000	Willis North America, Inc. 3.60%, 05/15/2024		209,316

				2,227,066

		Internet - 0.3%
	75,000	Netflix, Inc. 5.50%, 02/15/2022		79,500
	200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)		203,665

				283,165

		Iron/Steel - 0.6%
	200,000	ArcelorMittal 6.25%, 02/25/2022		216,278
		Steel Dynamics, Inc.
	250,000	5.13%, 10/01/2021		250,875
	250,000	5.25%, 04/15/2023		255,000

				722,153

		IT Services - 1.0%
		Hewlett Packard Enterprise Co.
	400,000	2.25%, 04/01/2023		399,699
	250,000	3.50%, 10/05/2021		256,655
	500,000	International Business Machines Corp. 3.00%, 05/15/2024		519,263

				1,175,617

		Lodging - 1.0%
	450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024		460,442
		Marriott International, Inc.
	210,000	2.13%, 10/03/2022		210,174
	225,000	2.30%, 01/15/2022		226,110
	250,000	MGM Resorts International 6.00%, 03/15/2023		275,705

				1,172,431

		Machinery-Diversified - 0.4%
	75,000	CNH Industrial Capital LLC 4.38%, 11/06/2020		76,518
		Roper Technologies, Inc.
	275,000	2.35%, 09/15/2024		276,667
	100,000	3.65%, 09/15/2023		105,279

				458,464

		Media - 1.8%
	100,000	CBS Corp. 2.90%, 06/01/2023		101,794
	250,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)		255,937
		Charter Communications Operating LLC / Charter Communications Operating Capital
	225,000	3.58%, 07/23/2020		226,921
	200,000	4.50%, 02/01/2024		215,128
	345,000	Comcast Corp. 3.70%, 04/15/2024		368,972
		Cox Communications, Inc.
	145,000	2.95%, 06/30/2023(1)		148,170
	134,000	3.15%, 08/15/2024(1)		138,578
	196,000	Discovery Communications LLC 3.25%, 04/01/2023		201,702
		Fox Corp.
	50,000	3.67%, 01/25/2022(1)		51,760
	65,000	4.03%, 01/25/2024(1)		69,464
	225,000	Videotron Ltd. 5.00%, 07/15/2022		236,813

				2,015,239

		Mining - 0.5%
		Anglo American Capital plc
	200,000	3.75%, 04/10/2022(1)		205,225
	200,000	4.13%, 04/15/2021(1)		204,296
	100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)		100,965

				510,486

		Miscellaneous Manufacturing - 0.4%
	150,000	Parker-Hannifin Corp. 2.70%, 06/14/2024		152,749
	250,000	Pentair Finance S.a.r.l. 2.65%, 12/01/2019		250,064

				402,813

		Office/Business Equipment - 0.7%
	350,000	Pitney Bowes, Inc. 4.13%, 09/15/2020		353,500
	400,000	Xerox Corp. 2.75%, 09/01/2020		399,000

				752,500

		Oil & Gas - 2.4%
	275,000	Aker BP ASA 4.75%, 06/15/2024(1)		286,000
	150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021		153,902
	400,000	Cimarex Energy Co. 4.38%, 06/01/2024		419,078
	250,000	Eni S.p.A. 4.00%, 09/12/2023(1)		264,432
	100,000	EQT Corp. 2.50%, 10/01/2020		99,897
		Occidental Petroleum Corp.
	450,000	2.70%, 08/15/2022		454,739
	325,000	2.90%, 08/15/2024		327,959
	219,000	4.85%, 03/15/2021		226,354
EUR	215,000	Petroleos Mexicanos 3.13%, 11/27/2020(6)		246,461
	$ 300,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021		304,614

				2,783,436

		Pharmaceuticals - 2.8%
		AbbVie, Inc.
	75,000	2.30%, 05/14/2021		75,425
	250,000	3.75%, 11/14/2023		263,592
	200,000	Allergan Funding SCS 3.45%, 03/15/2022		204,930
	200,000	Bayer U.S. Finance LLC 3.50%, 06/25/2021(1)		203,999
	125,000	Cardinal Health, Inc. 3.20%, 06/15/2022		127,896
		Cigna Corp.
	150,000	3.20%, 09/17/2020		151,554
	240,000	3.75%, 07/15/2023		251,409
	100,000	4.00%, 02/15/2022(1)		103,490
	100,000	CVS Health Corp. 2.63%, 08/15/2024		101,083
		Elanco Animal Health, Inc.
	450,000	3.91%, 08/27/2021		462,054
	105,000	4.27%, 08/28/2023		109,984
	420,000	McKesson Corp. 3.65%, 11/30/2020		427,203
		Mylan N.V.
	100,000	3.15%, 06/15/2021		101,256
	125,000	3.75%, 12/15/2020		126,676
	300,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020		296,250
	250,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021		237,005

				3,243,806

		Pipelines - 3.0%
		Energy Transfer Operating L.P.
	120,000	4.20%, 09/15/2023		126,813
	135,000	4.50%, 04/15/2024		144,126
	100,000	4.65%, 06/01/2021		102,985
	150,000	Enterprise Products Operating LLC 4.05%, 02/15/2022		156,770
	275,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023		272,119
		Kinder Morgan Energy Partners L.P.
	175,000	3.95%, 09/01/2022		182,464
	150,000	4.15%, 03/01/2022		156,589
		MPLX L.P.
	95,000	3.00%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(3)		95,382
	100,000	3.38%, 03/15/2023		102,710
	200,000	3.50%, 12/01/2022(1)		205,853
	450,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024		449,072
	250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021		257,191
	200,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021		205,553
	650,000	Western Midstream Operating L.P. 4.00%, 07/01/2022		660,181
	262,000	Williams Cos., Inc. 4.30%, 03/04/2024		278,260

				3,396,068

		Real Estate Investment Trusts - 2.3%
		American Tower Corp.
	200,000	3.30%, 02/15/2021		203,025
	150,000	3.38%, 05/15/2024		156,405
	100,000	5.00%, 02/15/2024		110,633
		Brandywine Operating Partnership L.P.
	250,000	3.95%, 02/15/2023		260,779
	265,000	4.10%, 10/01/2024		279,948
		Crown Castle International Corp.
	300,000	3.15%, 07/15/2023		307,462
	100,000	5.25%, 01/15/2023		109,228
	200,000	Liberty Property L.P. 4.13%, 06/15/2022		210,042
	150,000	Realty Income Corp. 3.25%, 10/15/2022		155,350
	155,000	SBA Tower Trust 2.84%, 01/15/2025(1)		156,541
	100,000	Simon Property Group L.P. 2.75%, 06/01/2023		102,405
	400,000	Ventas Realty L.P. 2.65%, 01/15/2025		405,191
	200,000	Welltower, Inc. 3.95%, 09/01/2023		212,467

				2,669,476

		Retail - 0.8%
	250,000	AutoNation, Inc. 3.35%, 01/15/2021		252,966
		CVS Health Corp.
	160,000	3.35%, 03/09/2021		162,829
	300,000	3.70%, 03/09/2023		312,782
	150,000	Dollar Tree, Inc. 3.70%, 05/15/2023		156,979

				885,556

		Semiconductors - 0.7%
	300,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020		300,096
		Broadcom, Inc.
	150,000	3.13%, 10/15/2022(1)		152,761
	150,000	3.63%, 10/15/2024(1)		154,111
	155,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)		168,430
	75,000	QUALCOMM, Inc. 3.00%, 05/20/2022		76,986

				852,384

		Software - 1.0%
	250,000	Activision Blizzard, Inc. 2.60%, 06/15/2022		253,119
		Fidelity National Information Services, Inc.
	300,000	2.25%, 08/15/2021		301,013
	275,000	3.63%, 10/15/2020		278,830
	310,000	Fiserv, Inc. 3.80%, 10/01/2023		328,557

				1,161,519

		Telecommunications - 1.4%
		AT&T, Inc.
	125,000	3.00%, 06/30/2022		127,687
	200,000	3.60%, 02/17/2023		208,824
	150,000	Nokia Oyj 3.38%, 06/12/2022		151,687
	270,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)		273,942
	287,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)		289,297
		Telefonica Emisiones S.A.
	200,000	5.13%, 04/27/2020		202,910
	200,000	5.46%, 02/16/2021		208,649
	150,000	Verizon Communications, Inc. 5.15%, 09/15/2023		167,532

				1,630,528

		Transportation - 1.6%
	400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022		419,550
	250,000	CSX Corp. 4.25%, 06/01/2021		257,097
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	175,000	2.70%, 03/14/2023(1)		177,003
	110,000	2.70%, 11/01/2024(1)		111,103
	250,000	4.13%, 08/01/2023(1)		265,503
	200,000	4.25%, 01/17/2023(1)		211,728
	355,000	TTX Co. 3.60%, 01/15/2025(1)		375,654

				1,817,638

		Trucking & Leasing - 0.9%
	200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)		206,890
		Avolon Holdings Funding Ltd.
	250,000	3.63%, 05/01/2022(1)		255,200
	250,000	5.13%, 10/01/2023(1)		269,750
	250,000	GATX Corp. 4.35%, 02/15/2024		268,673

				1,000,513

		Total Corporate Bonds (cost $66,595,523)		$68,482,928

	Foreign Government Obligations - 0.5%
		Qatar - 0.5%
	$ 600,000	Qatar Government International Bond 3.38%, 03/14/2024(1)		$627,000

		Total Foreign Government Obligations (cost $599,340)		$627,000

	Municipal Bonds - 0.2%
		Transportation - 0.2%
	$ 210,000	Chicago Transit Auth 5.37%, 12/01/2022		$228,625

		Total Municipal Bonds (cost $226,995)		$228,625

	Senior Floating Rate Interests - 18.8%(7)
		Advertising - 0.2%
	$ 225,000	Clear Channel Outdoor Holdings, Inc. 5.29%, 08/21/2026, 1 mo. USD LIBOR + 3.500%		$225,362

		Aerospace/Defense - 0.2%
	295,995	TransDigm, Inc. 4.29%, 06/09/2023, 1 mo. USD LIBOR + 2.500%		294,477

		Airlines - 0.2%
	117,526	American Airlines, Inc. 3.94%, 10/12/2021, 1 mo. USD LIBOR + 2.000%		117,542
	165,000	WestJet Airlines Ltd. 0.00%, 08/07/2026, 1 mo. USD LIBOR + 3.000%(8)		165,688

				283,230

		Auto Parts & Equipment - 0.6%
	109,725	Adient U.S. LLC 6.78%, 05/06/2024, 1 mo. USD LIBOR + 4.250%		106,879
	150,840	Altra Industrial Motion Corp. 3.79%, 10/01/2025, 1 mo. USD LIBOR + 2.000%		150,085
	98,500	IAA, Inc. 4.06%, 06/28/2026, 1 mo. USD LIBOR + 2.250%		98,788
		Panther BF Aggregator L.P.
	EUR 150,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%		167,177
	$ 180,000	5.30%, 04/30/2026, 1 mo. USD LIBOR + 3.500%		177,375

				700,304

		Chemicals - 0.8%
	310,018	Cabot Microelectronics Corp. 4.06%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%		310,989
	282,863	Platform Specialty Products Corp. 4.04%, 01/30/2026, 1 mo. ICE LIBOR + 2.250%		283,657
		Starfruit Finco B.V.
	EUR 100,000	3.75%, 10/01/2025, 3 mo. EURIBOR + 3.750%		111,261
	$ 96,965	5.19%, 10/01/2025, 1 mo. USD LIBOR + 3.250%		94,441
	81,679	Univar, Inc. 4.29%, 07/01/2024, 1 mo. ICE LIBOR + 2.500%		81,827

				882,175

		Commercial Services - 2.2%
	173,681	Blackhawk Network Holdings, Inc. 4.79%, 06/15/2025, 1 mo. USD LIBOR + 3.000%		171,944
	124,058	BrightView Landscapes LLC 4.38%, 08/15/2025, 1 mo. USD LIBOR + 2.500%		124,252
	175,000	DCert Buyer, Inc. 5.79%, 10/16/2026, 1 mo. USD LIBOR + 4.000%		171,610
	200,000	Dun & Bradstreet Corp. 6.80%, 02/06/2026, 1 mo. USD LIBOR + 5.000%		200,458
	100,000	KAR Auction Services, Inc. 0.00%, 09/19/2026, 1 mo. USD LIBOR + 2.250%(8)		100,250
	200,000	Quikrete Holdings, Inc. 4.54%, 11/15/2023, 1 mo. USD LIBOR + 2.750%		199,062
	162,481	Russell Investments U.S. Inst’l Holdco, Inc. 5.04%, 06/01/2023, 3 mo. USD LIBOR + 3.250%		157,485
	123,734	Tempo Acquisition LLC 4.79%, 05/01/2024, 1 mo. USD LIBOR + 3.000%		123,708
	222,808	Trans Union LLC 4.04%, 06/19/2025, 1 mo. USD LIBOR + 2.000%		223,017
	671,956	United Rentals, Inc. 3.54%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%		674,597
	EUR 340,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%		379,321

				2,525,704

		Construction Materials - 0.3%
	$ 98,750	Hamilton Holdco LLC 4.11%, 07/02/2025, 1 mo. USD LIBOR + 2.000%		98,874
	266,671	NCI Building Systems, Inc. 5.66%, 04/12/2025, 3 mo. USD LIBOR + 3.750%		257,559

				356,433

		Distribution/Wholesale - 0.7%
	222,000	American Builders & Contractors Supply Co., Inc. 0.00%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(8)		220,890
	197,990	Beacon Roofing Supply, Inc. 4.04%, 01/02/2025, 1 mo. USD LIBOR + 2.250%		196,123
	371,250	HD Supply, Inc. 3.54%, 10/17/2023, 1 mo. USD LIBOR + 1.750%		372,456

				789,469

		Diversified Financial Services - 0.7%
	197,970	AlixPartners LLP 4.54%, 04/04/2024, 3 mo. USD LIBOR + 2.750%		197,639
	164,328	Crown Finance U.S., Inc. 4.04%, 02/28/2025, 1 mo. USD LIBOR + 2.250%		161,994
	124,063	Financial & Risk U.S. Holdings, Inc. 5.54%, 10/01/2025, 1 mo. USD LIBOR + 3.750%		124,652
	128,677	NFP Corp. 4.79%, 01/08/2024, 1 mo. USD LIBOR + 3.000%		124,725
	163,145	Victory Capital Holdings, Inc. 5.35%, 07/01/2026, 1 mo. USD LIBOR + 3.250%		163,635

				772,645

		Energy-Alternate Sources - 0.1%
	173,246	BCP Renaissance Parent LLC 5.36%, 10/31/2024, 3 mo. USD LIBOR + 3.500%		156,247

		Environmental Control - 0.3%
	345,581	Clean Harbors, Inc. 3.54%, 06/28/2024, 1 mo. USD LIBOR + 1.750%		347,309

		Food - 0.2%
	100,000	B&G Foods, Inc. 4.48%, 10/10/2026, 1 mo. USD LIBOR + 2.500%		100,313
	8,729	Post Holdings, Inc. 3.83%, 05/24/2024, 1 mo. USD LIBOR + 2.000%		8,735
	115,000	U.S. Foods, Inc. 3.79%, 09/13/2026, 1 mo. USD LIBOR + 2.000%		115,304

				224,352

		Food Service - 0.3%
	393,500	Aramark Services, Inc. 3.54%, 03/11/2025, 3 mo. USD LIBOR + 1.750%		393,827

		Gas - 0.3%
		Messer Industries GmbH
	EUR 100,000	2.75%, 03/01/2026, 3 mo. EURIBOR + 2.750%		111,728
	$ 189,050	4.60%, 03/01/2026, 1 mo. USD LIBOR + 2.500%		187,320

				299,048

		Healthcare-Products - 0.0%
	50,485	Avantor, Inc. 4.79%, 11/21/2024, 3 mo. USD LIBOR +3.000%		50,800

		Healthcare-Services - 1.4%
	100,000	Emerald TopCo, Inc. 5.29%, 07/24/2026, 1 mo. USD LIBOR + 3.500%		98,350
	207,178	Envision Healthcare Corp. 5.54%, 10/10/2025, 1 mo. USD LIBOR + 3.750%		166,940
	166,784	Gentiva Health Services, Inc. 5.56%, 07/02/2025, 1 mo. USD LIBOR + 3.750%		166,367
	EUR 187,625	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%		209,586
	$ 125,000	MPH Acquisition Holdings LLC 4.85%, 06/07/2023, 3 mo. USD LIBOR + 2.750%		116,946
	123,361	Surgery Center Holdings, Inc. 5.04%, 09/02/2024, 1 mo. USD LIBOR + 3.250%		118,941
	141,288	Syneos Health, Inc. 3.79%, 08/01/2024, 1 mo. USD LIBOR + 2.000%		141,318
	361,454	Universal Health Services, Inc. 3.54%, 10/31/2025, 1 mo. USD LIBOR + 1.750%		361,906
	250,000	Zelis Healthcare Corp. 0.00%, 09/30/2026, 1 mo. USD LIBOR + 4.750%(8)		247,082

				1,627,436

		Household Products - 0.1%
	123,741	Diamond (BC) B.V. 4.93%, 09/06/2024, 2 mo. USD LIBOR + 3.000%		115,017

		Insurance - 1.0%
		Asurion LLC
	82,336	4.79%, 08/04/2022, 1 mo. USD LIBOR + 3.000%		82,351
	232,063	4.79%, 11/03/2024, 1 mo. USD LIBOR + 3.000%		232,209
	100,000	8.29%, 08/04/2025, 1 mo. USD LIBOR + 6.500%		100,400
	247,494	Hub International Ltd. 4.94%, 04/25/2025, 2 mo. USD LIBOR + 3.000%		241,881
		Sedgwick Claims Management Services, Inc.
	317,600	5.04%, 12/31/2025, 1 mo. USD LIBOR + 3.250%		307,824
	134,663	5.79%, 09/03/2026, 1 mo. USD LIBOR + 4.000%		133,512

				1,098,177

		IT Services - 0.2%
	246,942	Science Applications International Corp. 3.54%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%		247,174

		Leisure Time - 0.6%
	246,985	Caesars Resort Collection LLC 4.54%, 12/23/2024, 1 mo. USD LIBOR + 2.750%		243,152
	225,000	Delta (LUX) S.a.r.l. 4.29%, 02/01/2024, 1 mo. USD LIBOR + 2.500%		221,344
	248,125	Penn National Gaming, Inc. 4.04%, 10/15/2025, 3 mo. USD LIBOR + 2.250%		248,869

				713,365

		Lodging - 0.6%
	271,984	Boyd Gaming Corp. 3.96%, 09/15/2023, 1 week USD LIBOR + 2.250%		272,068
	307,425	Caesars Entertainment Operating Co. 3.79%, 10/07/2024, 1 mo. USD LIBOR + 2.000%		307,235
	114,033	Hilton Worldwide Finance LLC 3.57%, 06/22/2026, 1 mo. USD LIBOR + 1.750%		114,471

				693,774

		Machinery - Construction & Mining - 0.1%
	109,175	Brookfield WEC Holdings, Inc. 5.29%, 08/01/2025, 1 mo. USD LIBOR + 3.500%		108,402

		Media - 2.2%
	516,100	CSC Holdings LLC 4.17%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%		511,971
	426,775	Gray Television, Inc. 4.51%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%		427,641
	346,659	ION Media Networks, Inc. 4.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%		344,492
	47,784	Mission Broadcasting, Inc. 4.28%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%		47,829
	148,867	MTN Infrastructure TopCo, Inc. 4.79%, 11/15/2024, 1 mo. USD LIBOR + 3.000%		146,943
		Nexstar Broadcasting, Inc.
	240,482	4.05%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%		240,708
	205,000	4.55%, 09/18/2026, 1 mo. USD LIBOR + 2.750%		205,654
	123,434	PSAV Holdings LLC 5.26%, 03/03/2025, 3 mo. USD LIBOR + 3.250%		118,574
	116,071	Sinclair Television Group, Inc. 4.43%, 09/30/2026, 1 mo. USD LIBOR + 2.500%		116,108
	125,000	Telenet Financing USD LLC 4.17%, 08/15/2026, 1 mo. USD LIBOR + 2.250%		124,774
	90,868	Web.com Group, Inc. 5.66%, 10/10/2025, 3 mo. USD LIBOR + 3.750%		88,346
	EUR 145,000	Ziggo B.V. 0.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%(8)		160,826

				2,533,866

		Miscellaneous Manufacturing - 0.4%
	$ 236,830	H.B. Fuller Co. 3.85%, 10/20/2024, 1 mo. USD LIBOR + 2.000%		235,966
	221,608	USI, Inc. 5.10%, 05/16/2024, 3 mo. USD LIBOR + 3.000%		214,904

				450,870

		Oil & Gas - 0.1%
	99,000	Traverse Midstream Partners LLC 5.80%, 09/27/2024, 3 mo. USD LIBOR + 4.000%		86,625

		Oil & Gas Services - 0.2%
	100,000	Buckeye Partners L.P. 0.00%, 11/01/2026, 1 mo. USD LIBOR + 2.750%(8)		100,438
	99,750	Lower Cadence Holdings LLC 5.80%, 05/22/2026, 1 mo. USD LIBOR + 4.000%		92,518

				192,956

		Packaging & Containers - 0.7%
		Berry Global, Inc.
	EUR 99,750	2.50%, 07/01/2026, 3 mo. EURIBOR + 2.500%		112,058
	$ 200,000	3.88%, 10/01/2022, 3 mo. USD LIBOR + 2.000%		200,500
	139,650	4.44%, 07/01/2026, 3 mo. USD LIBOR + 2.500%		140,058
	132,100	Flex Acquisition Co., Inc. 5.35%, 06/29/2025, 1 mo. USD LIBOR + 3.250%		124,797
	197,964	Reynolds Group Holdings, Inc. 4.54%, 02/05/2023, 1 mo. USD LIBOR + 2.750%		197,856

				775,269

		Pharmaceuticals - 0.8%
	345,625	Bausch Health Companies, Inc. 4.67%, 11/27/2025, 1 mo. USD LIBOR + 2.750%		345,912
	99,500	Catalent Pharma Solutions, Inc. 4.04%, 05/18/2026, 1 mo. USD LIBOR + 2.250%		99,500
	123,734	Endo Luxembourg Finance Co., S.a r.l. 6.06%, 04/29/2024, 1 mo. USD LIBOR + 4.250%		113,588
	100,000	IQVIA, Inc. 4.10%, 03/07/2024, 3 mo. USD LIBOR + 2.000%		100,250
	215,000	Sunshine Luxembourg S.a.r.l. 6.35%, 10/01/2026, 1 mo. USD LIBOR + 4.250%		215,090

				874,340

		Real Estate - 0.1%
	100,000	VICI Properties LLC 3.85%, 12/20/2024, 1 mo. USD LIBOR + 2.000%		100,295

		Retail - 0.9%
	263,403	B.C. Unlimited Liability Co. 4.04%, 02/16/2024, 1 mo. USD LIBOR + 2.250%		263,601
	237,200	Bass Pro Group LLC 6.79%, 09/25/2024, 1 mo. USD LIBOR + 5.000%		228,516
	148,875	Belron Finance U.S. LLC 4.43%, 11/13/2025, 1 mo. USD LIBOR + 2.250%		148,689
	124,688	Staples, Inc. 7.12%, 04/16/2026, 3 mo. USD LIBOR + 5.000%		122,781
	247,442	U.S. Foods, Inc. 3.79%, 06/27/2023, 1 mo. USD LIBOR + 2.000%		248,093

				1,011,680

		Semiconductors - 0.2%
	222,498	Microchip Technology, Inc. 3.79%, 05/29/2025, 1 mo. USD LIBOR + 2.000%		222,776

		Software - 1.1%
	177,061	Change Healthcare Holdings LLC 4.29%, 03/01/2024, 1 mo. USD LIBOR + 2.500%		175,914
	149,643	Go Daddy Operating Co. LLC 3.54%, 02/15/2024, 1 mo. USD LIBOR + 1.750%		149,728
	18,638	MA FinanceCo. LLC 4.30%, 06/21/2024, 1 mo. USD LIBOR + 2.500%		18,067
	125,866	Seattle Spinco, Inc. 4.30%, 06/21/2024, 1 mo. USD LIBOR + 2.500%		122,012
	29,709	SS&C Technologies Holdings Europe S.a.r.l. 4.04%, 04/16/2025, 1 mo. USD LIBOR + 2.250%		29,759
	421,669	SS&C Technologies, Inc. 4.04%, 04/16/2025, 1 mo. USD LIBOR + 2.250%		422,640
	100,000	Ultimate Software Group, Inc. 5.54%, 05/04/2026, 1 mo. USD LIBOR + 3.750%		100,153
	247,478	WEX, Inc. 4.04%, 05/15/2026, 1 mo. USD LIBOR + 2.250%		248,230

				1,266,503

		Telecommunications - 0.7%
	198,485	CenturyLink, Inc. 4.54%, 01/31/2025, 1 mo. USD LIBOR + 2.750%		196,327
	100,000	Liberty Latin America Ltd. 0.00%, 10/22/2026, 1 mo. USD LIBOR + 5.000%(8)		100,563
	469,053	Sprint Communications, Inc. 4.31%, 02/02/2024, 1 mo. USD LIBOR + 2.500%		463,387

				760,277

		Transportation - 0.3%
	58,275	B.C. Unlimited Liability Co. 6.10%, 04/06/2026, 1 mo. USD LIBOR + 4.000%		58,357
	108,392	Dynasty Acquisition Co., Inc. 6.10%, 04/06/2026, 1 mo. USD LIBOR + 4.000%		108,545
	129,124	Savage Enterprises LLC 5.93%, 08/01/2025, 1 mo. USD LIBOR + 4.000%		130,038

				296,940

		Total Senior Floating Rate Interests (cost $21,579,913)		$21,477,124

	U.S. Government Agencies - 10.6%
		Mortgage-Backed Agencies - 10.6%
		FHLMC - 2.6%
	$ 575,000	1.13%, 08/12/2021		$570,427
	294,475	1.50%, 01/15/2027		291,159
	364,571	2.00%, 09/15/2041		363,935
	400,834	2.57%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)		401,203
	325,630	3.00%, 01/01/2033		335,565
	367,615	3.00%, 05/15/2037		372,384
	269,334	3.50%, 09/15/2043		277,762
	254,882	3.75%, 05/15/2039(4)		262,730
	40,106	3.82%, 05/25/2048(1)(2)		40,238

				2,915,403

		FNMA - 5.8%
	422,857	1.50%, 08/25/2041		415,509
	897,366	1.50%, 06/25/2042		901,847
	307,356	2.00%, 07/25/2039		308,301
	508,391	2.50%, 03/25/2035		509,038
	187,646	2.55%, 07/25/2044		190,013
	348,202	3.00%, 11/01/2032		358,623
	748,323	3.00%, 02/25/2043		769,951
	239,056	3.00%, 04/25/2043		246,687
	366,147	3.00%, 05/25/2047		374,998
	839,437	3.25%, 11/25/2043		873,145
	247,178	3.50%, 03/01/2033		256,735
	549,189	3.50%, 10/25/2035		579,364
	644,374	3.50%, 07/25/2045		663,020
	231,022	3.50%, 07/25/2054		238,917

				6,686,148

		GNMA - 1.2%
	412,080	2.00%, 05/20/2046		414,660
	818,206	2.50%, 10/20/2041		828,156
	160,151	2.50%, 07/20/2042		161,555

				1,404,371

		UMBS – 1.0%
	1,050,000	3.50%, 11/01/2034(9)		1,087,693

		Total U.S. Government Agencies (cost $11,787,652)		$12,093,615

		Total Long-Term Investments (cost $113,311,530)		$115,591,557

	Short-Term Investments - 0.6%
		Other Investment Pools & Funds - 0.6%
	$ 639,767	Fidelity Institutional Government Fund, Institutional Class, 1.70%(10)		$639,767

		Total Short-Term Investments (cost $639,767)		$639,767

		Total Investments (cost $113,951,297)	101.7%	$116,231,324
		Other Assets and Liabilities	(1.7)%	(1,941,441)

		Total Net Assets	100.0%	$114,289,883

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities was $29,451,831, representing 25.8% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2019. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2019. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of this security was $246,461, representing 0.2% of net assets.

(7)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2019.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Represents or includes a TBA transaction.
(10)	Current yield as of period end.

Hartford Short Duration ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

Futures Contracts Outstanding at October 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	84	12/31/2019	$18,110,531	$(34,482)

Short position contracts:
U.S. Treasury 5-Year Note Future	101	12/31/2019	$12,039,515	$52,559
U.S. Treasury 10-Year Note Future	25	12/19/2019	3,257,422	34,189

Total				$86,748

Total futures contracts				$52,266

Foreign Currency Contracts Outstanding at October 31, 2019
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation

222,000 EUR	247,752 USD	JPM	11/05/19	$14	$—
242,860 USD	222,000 EUR	CBK	11/05/19	—	(4,906)
1,251,715 USD	1,126,000 EUR	CBK	11/29/19	—	(6,863)
248,214 USD	222,000 EUR	JPM	12/04/19	—	(26)

Total				$14	$(11,795)

  † For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Hartford Short Duration ETF
Schedule of Investments October 31, 2019 (Unaudited)

Fair Valuation Summary The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$12,682,265	$—	$12,682,265	$—
Corporate Bonds	68,482,928	—	68,482,928	—
Foreign Government Obligations	627,000	—	627,000	—
Municipal Bonds	228,625	—	228,625	—
Senior Floating Rate Interests	21,477,124	—	21,477,124	—
U.S. Government Agencies	12,093,615	—	12,093,615	—
Short-Term Investments	639,767	639,767	—	—
Foreign Currency Contracts(2)	14	—	14	—
Futures Contracts(2)	86,748	86,748	—	—

Total	$116,318,086	$726,515	$115,591,571	$—

Liabilities
Foreign Currency Contracts(2)	$(11,795)	$—	$(11,795)	$—
Futures Contracts(2)	(34,482)	(34,482)	—	—

Total	$(46,277)	$(34,482)	$(11,795)	$—

(1) For the period ended October 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Total Return Bond ETF
Schedule of Investments October 31, 2019 (Unaudited)

Shares or Principal Amount				Market Value†
	Asset & Commercial Mortgage Backed Securities - 18.7%
		Agency Collat PAC CMO - 0.0%
	$ 760,236	Freddie Mac Strips 5.00%, 09/15/2036(1)		$133,357

		Asset-Backed - Automobile - 0.3%
	1,880,000	Chesapeake Funding LLC 1.95%, 09/15/2031(2)		1,880,777

		Asset-Backed - Finance & Insurance - 4.2%
	75,259	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(3)		75,549
	340,000	Atlas Senior Loan Fund Ltd. 2.84%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(2)(4)		336,944
	250,000	Avery Point CLO Ltd. 3.34%, 08/05/2027, 3 mo. USD LIBOR + 1.050%(2)(4)		249,630
	88,472	Bayview Koitere Fund Trust 3.50%, 07/28/2057(2)(3)		90,475
	60,847	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(2)(3)		62,272
		Bellemeade Re Ltd.
	273,079	2.77%, 08/25/2028, 1 mo. USD LIBOR + 0.950%(2)(4)		273,140
	500,000	2.92%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(2)(4)		500,339
	600,000	BlueMountain CLO Ltd. 2.93%, 07/18/2027, 3 mo. USD LIBOR + 0.930%(2)(4)		597,001
	661,064	Bowman Park CLO Ltd. 3.33%, 11/23/2025, 3 mo. USD LIBOR + 1.180%(2)(4)		661,613
		Carlyle Global Market Strategies CLO Ltd.
	982,470	2.72%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(2)(4)		982,491
	950,000	3.00%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(2)(4)		938,566
	330,000	CIFC Funding Ltd. 2.84%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(2)(4)		328,272
	375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(2)		392,168
	743,138	DB Master Finance LLC 3.79%, 05/20/2049(2)		764,161
		Domino’s Pizza Master Issuer LLC
	1,685,600	3.08%, 07/25/2047(2)		1,691,769
	49,375	4.12%, 07/25/2048(2)		51,519
	213,764	Drug Royalty L.P. 3.90%, 10/15/2031, 3 mo. USD LIBOR + 1.600%(2)(4)		213,427
	356,505	Eagle RE Ltd. 3.52%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(2)(4)		357,078
	1,170,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(2)		1,169,545
	250,000	Magnetite VII Ltd. 2.80%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(2)(4)		249,404
	178,719	MFA Trust 3.35%, 11/25/2047(2)(5)		180,339
	21,919	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(2)(5)		21,917
	76,886	Preston Ridge Partners Mortgage Trust LLC 4.00%, 08/25/2023(2)(3)		77,319
	897,000	Radnor RE Ltd. 3.07%, 02/25/2029, 1 mo. USD LIBOR + 1.250%(2)(4)		896,525
	1,560,000	Regional Management Issuance Trust 4.56%, 01/18/2028(2)		1,595,754
	848,701	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058		894,666
		Sound Point CLO Ltd.
	250,000	3.01%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(2)(4)		245,498
	950,000	3.15%, 04/18/2031, 1 mo. USD LIBOR + 1.150%(2)(4)		940,556
	1,155,000	SPS Servicer Advance Receivables Trust 2.32%, 10/15/2052(2)(6)(7)		1,154,776
		Towd Point Mortgage Trust
	1,296,070	2.75%, 10/25/2056(2)(3)		1,311,405
	1,734,132	2.75%, 06/25/2057(2)(3)		1,754,486
	2,331,440	2.75%, 10/25/2057(2)(3)		2,350,852
	113,272	3.75%, 05/25/2058(2)(3)		117,666
	765,000	Treman Park CLO Ltd. 3.04%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(2)(4)		763,323
	1,000,742	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(2)		1,037,611
	955,000	Voya CLO Ltd. 2.90%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(2)(4)		947,361
	604,238	Wendy’s Funding LLC 3.88%, 03/15/2048(2)		633,537
	268,650	Wingstop Funding LLC 4.97%, 12/05/2048(2)		280,060

				25,189,014

		Asset-Backed - Home Equity - 0.3%
	1,570,000	CPT Mortgage Trust 2.87%, 11/13/2039(2)		1,617,069
	89,768	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(2)(5)		90,574

				1,707,643

		Collateralized - Mortgage Obligations - 0.2%
	1,098,657	Structured Agency Credit Risk Trust 2.57%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)		1,099,295

		Commercial Mortgage - Backed Securities - 4.2%
		Banc of America Commercial Mortgage Trust
	7,052,478	0.74%, 11/15/2050(1)(3)		353,521
	4,473,514	0.81%, 11/15/2054(1)(3)		238,014
		Bank
	5,807,643	0.61%, 11/15/2062(1)(3)		296,352
	16,318,841	0.74%, 02/15/2061(1)(3)		841,246
	3,511,486	0.91%, 05/15/2062(1)(3)		252,366
		Benchmark Mortgage Trust
	11,724,025	0.52%, 01/15/2051(1)(3)		407,629
	21,221,272	0.54%, 07/15/2051(1)(3)		748,519
	1,505,000	BX Commercial Mortgage Trust 2.92%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(2)(4)		1,506,889
	785,000	CAMB Commercial Mortgage Trust 4.47%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(2)(4)		792,850
	1,300,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047		1,387,527
	198,744	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(2)(3)		201,842
		Commercial Mortgage Trust
	11,119,928	0.62%, 02/10/2047(1)(3)		252,409
	1,300,000	2.94%, 01/10/2046		1,330,799
	700,000	3.18%, 02/10/2035(2)		734,347
	1,120,000	3.69%, 08/10/2047		1,187,170
	900,000	3.80%, 08/10/2047		963,623
	1,095,125	3.96%, 03/10/2047		1,167,021
	1,000,000	4.23%, 07/10/2045(3)		1,070,411
	360,000	4.24%, 02/10/2047(3)		387,962
	13,814,231	CSAIL Commercial Mortgage Trust 0.77%, 06/15/2057(1)(3)		474,867
	2,000,000	FREMF Mortgage Trust 2.14%, 02/25/2020, 1 mo. USD LIBOR + 0.320%(4)		1,999,740
		GS Mortgage Securities Trust
	890,000	3.63%, 11/10/2047		951,123
	100,000	4.07%, 01/10/2047		107,306
		JPMBB Commercial Mortgage Securities Trust
	858,821	3.36%, 07/15/2045		892,379
	100,000	3.93%, 09/15/2047		107,897
	100,000	4.00%, 04/15/2047		107,419
	1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047		1,378,602
	4,488,914	Morgan Stanley Capital I Trust 1.44%, 06/15/2050(1)(3)		338,897
	670,000	MTRO Commercial Mortgage Trust 3.72%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(2)(4)		669,998
	1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046		1,037,474
	876,495	Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/2045		894,313
		WF-RBS Commercial Mortgage Trust
	1,170,000	2.88%, 12/15/2045		1,193,495
	1,025,000	3.61%, 11/15/2047		1,091,177
	100,000	4.00%, 05/15/2047		107,436
	100,000	4.05%, 03/15/2047		107,244

				25,579,864

		Other ABS - 2.4%
	806,683	ALM XII Ltd. 2.89%, 04/16/2027, 3 mo. USD LIBOR + 0.890%(2)(4)		806,715
	980,000	ALM XVI Ltd. 2.90%, 07/15/2027, 3 mo. USD LIBOR + 0.900%(2)(4)		978,044
		Benefit Street Partners CLO Ltd.
	635,000	3.22%, 01/20/2029, 3 mo. USD LIBOR + 1.250%(2)(4)		634,378
	250,000	3.22%, 07/20/2029, 3 mo. USD LIBOR + 1.250%(2)(4)		250,179
	250,000	Carlyle U.S. CLO Ltd. 3.19%, 07/20/2031, 3 mo. USD LIBOR + 1.220%(2)(4)		248,438
	970,000	CIFC Funding Ltd. 3.00%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(2)(4)		958,293
	260,000	Dewolf Park CLO Ltd. 3.21%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(2)(4)		259,231
	1,550,000	Dryden Senior Loan Fund 3.23%, 04/15/2029, 3 mo. USD LIBOR + 1.123%(2)(4)		1,546,278
	250,000	Madison Park Funding Ltd. 2.92%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(2)(4)		249,006
	250,000	Neuberger Berman CLO Ltd. 2.80%, 07/15/2027, 3 mo. USD LIBOR + 0.800%(2)(4)		249,548
	925,000	OCP CLO Ltd. 3.12%, 10/18/2028, 3 mo. USD LIBOR + 1.120%(2)(4)		925,333
	550,000	OZLM Ltd. 3.25%, 10/20/2031, 3 mo. USD LIBOR + 1.280%(2)(4)		547,251
	1,238,543	Preston Ridge Partners Mortgage Trust LLC 4.48%, 10/25/2023(2)(3)		1,252,777
	398,820	Pretium Mortgage Credit Partners LLC 4.83%, 09/25/2058(2)(5)		401,031
	1,339,695	TICP CLO Ltd. 2.81%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(2)(4)		1,332,494
	291,288	Towd Point Mortgage Trust 3.25%, 07/25/2058(2)(3)		298,560
	622,987	Vericrest Opportunity Loan Trust 3.97%, 03/25/2049(2)(5)		626,403
	454,671	VOLT LXIV LLC 3.38%, 10/25/2047(2)(5)		455,537
	449,785	VOLT LXXI LLC 3.97%, 09/25/2048(2)(5)		452,083
	1,490,000	VOLT LXXX LLC 3.23%, 10/25/2049(2)(5)		1,490,856
	705,000	Voya CLO Ltd. 3.19%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(2)(4)		704,143

				14,666,578

		Whole Loan Collateral CMO - 7.1%
	125,263	Bear Stearns Adjustable Rate Mortgage Trust 4.50%, 08/25/2035(3)		126,261
		Bellemeade Re Ltd.
	872,330	3.02%, 10/25/2028, 1 mo. USD LIBOR + 1.200%(2)(4)		872,747
	763,100	3.12%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(2)(4)		763,690
	81,196	CIM Trust 3.00%, 04/25/2057(2)(3)		81,764
	125,058	CSMC Trust 4.13%, 07/25/2058(2)(3)		126,224
		Fannie Mae Connecticut Avenue Securities
	11,637	2.37%, 01/25/2030, 1 mo. USD LIBOR + 0.550%(4)		11,635
	66,616	2.42%, 07/25/2030, 1 mo. USD LIBOR + 0.600%(4)		66,624
	837,611	2.47%, 05/25/2030, 1 mo. USD LIBOR + 0.650%(4)		837,884
	99,600	2.47%, 08/25/2030, 1 mo. USD LIBOR + 0.650%(4)		99,596
	224,803	2.50%, 10/25/2030, 1 mo. USD LIBOR + 0.680%(4)		224,817
	69,572	2.54%, 01/25/2031, 1 mo. USD LIBOR + 0.720%(4)		69,596
	20,238	2.57%, 02/25/2030, 1 mo. USD LIBOR + 0.750%(4)		20,238
	35,160	2.67%, 11/25/2029, 1 mo. USD LIBOR + 0.850%(4)		35,172
	76,468	2.77%, 10/25/2029, 1 mo. USD LIBOR + 0.950%(4)		76,582
	26,183	2.97%, 09/25/2029, 1 mo. USD LIBOR + 1.150%(4)		26,216
	28,534	3.12%, 04/25/2029, 1 mo. USD LIBOR + 1.300%(4)		28,592
	200,000	4.02%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(4)		201,544
	200,000	4.07%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(4)		201,942
	200,000	4.17%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(4)		201,982
	198,985	4.42%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(4)		206,872
	1,269,893	4.82%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(4)		1,333,457
	890,000	5.37%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(4)		931,724
	1,745,000	6.07%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(4)		1,842,015
	779,429	6.17%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(4)		818,036
	1,469,033	6.22%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(4)		1,593,520
	713,924	6.72%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(4)		777,657
	1,879,690	6.82%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(4)		2,003,193
	2,043,947	6.82%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(4)		2,182,839
	1,865,419	7.37%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(4)		1,987,733
	1,278,553	7.52%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(4)		1,397,295
	514,412	7.82%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(4)		560,843
	771,145	Home Re Ltd. 3.42%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(2)(4)		771,545
	664,347	LSTAR Securities Investment Trust 3.73%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(2)(4)		662,215
	75,269	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(2)(3)		75,994
		New Residential Advance Receivables Trust
	1,410,000	2.33%, 10/15/2051(2)		1,411,298
	2,105,000	2.43%, 10/15/2051(2)		2,105,000
	1,395,000	2.51%, 10/20/2052(2)		1,400,316
	1,032,321	New Residential Mortgage LLC 3.79%, 07/25/2054(2)		1,050,679
		New Residential Mortgage Loan Trust
	470,919	2.57%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)		469,743
	1,426,004	3.50%, 12/25/2057(2)(3)		1,483,326
	757,583	4.00%, 04/25/2057(2)(3)		791,262
	782,052	4.00%, 08/27/2057(2)		818,309
	987,995	4.00%, 09/25/2057(2)(3)		1,020,806
	2,115,000	NRZ Advance Receivables Trust 2.59%, 07/15/2052(2)		2,127,095
		OZLM Ltd.
	950,000	2.99%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(2)(4)		948,566
	250,000	3.01%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(2)(4)		247,846
	912,000	PMT Credit Risk Transfer Trust 4.05%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(2)(4)		909,740
		Seasoned Credit Risk Transfer Trust
	593,277	3.50%, 11/25/2057		631,149
	1,562,283	3.50%, 07/25/2058		1,665,648
	1,975,291	3.50%, 10/25/2058		2,083,740
		Structured Agency Credit Risk Trust
	1,228,656	3.47%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(2)(4)		1,233,165
	55,000	3.92%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(2)(4)		55,196
	913,617	Vericrest Opportunity Loan Trust 3.18%, 10/25/2049(2)(5)		912,744

				42,583,672

		Total Asset & Commercial Mortgage Backed Securities (cost $111,457,831)		$112,840,200

	Corporate Bonds - 29.8%
		Aerospace/Defense - 0.6%
	$ 625,000	Boeing Co. 3.25%, 02/01/2035		$654,777
	665,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023(2)		702,269
		Lockheed Martin Corp.
	245,000	4.09%, 09/15/2052		285,421
	195,000	4.50%, 05/15/2036		232,730
		United Technologies Corp.
	590,000	2.80%, 05/04/2024		607,882
	540,000	3.95%, 08/16/2025		590,944
	390,000	4.45%, 11/16/2038		462,728
	50,000	4.63%, 11/16/2048		63,109

				3,599,860

		Agriculture - 0.7%
		Altria Group, Inc.
	290,000	2.63%, 09/16/2026		284,119
	175,000	3.88%, 09/16/2046		162,188
	255,000	4.40%, 02/14/2026		275,024
	345,000	4.80%, 02/14/2029		378,750
	620,000	5.38%, 01/31/2044		693,168
	295,000	5.80%, 02/14/2039		339,168
	135,000	5.95%, 02/14/2049		158,803
		BAT Capital Corp.
	800,000	2.79%, 09/06/2024		795,919
	995,000	4.39%, 08/15/2037		982,629

				4,069,768

		Auto Manufacturers - 0.7%
CAD	100,000	Daimler Canada Finance, Inc. 1.80%, 12/16/2019		76,062
	$300,000	Daimler Finance North America LLC 2.67%, 01/06/2020, 3 mo. USD LIBOR + 0.630%(4)(8)		300,312
	245,000	Ford Motor Co. 5.29%, 12/08/2046		226,370
		Ford Motor Credit Co. LLC
	200,000	3.82%, 11/02/2027		190,329
	325,000	4.54%, 08/01/2026		327,367
	200,000	5.11%, 05/03/2029		202,530
		General Motors Co.
	250,000	5.20%, 04/01/2045		248,395
	30,000	5.40%, 04/01/2048		30,456
	175,000	5.95%, 04/01/2049		192,512
	255,000	6.25%, 10/02/2043		284,911
	410,000	6.75%, 04/01/2046		473,191
		General Motors Financial Co., Inc.
	170,000	2.78%, 11/06/2020, 3 mo. USD LIBOR + 0.540%(4)		169,563
	300,000	2.92%, 04/13/2020, 3 mo. USD LIBOR + 0.930%(4)		300,625
	250,000	3.15%, 01/15/2020		250,338
	255,000	4.30%, 07/13/2025		266,287
CAD	235,000	General Motors Financial of Canada Ltd. 3.08%, 05/22/2020(8)		179,572
	400,000	Toyota Credit Canada, Inc. 1.80%, 02/19/2020(8)		304,181
	200,000	VW Credit Canada, Inc. 2.47%, 03/30/2020, 3 mo. CDOR + 0.500%(4)		152,351

				4,175,352

		Auto Parts & Equipment - 0.0%
	$30,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026		31,013

		Beverages - 0.9%
		Anheuser-Busch InBev Worldwide, Inc.
	205,000	3.75%, 07/15/2042		210,110
	1,540,000	4.60%, 04/15/2048		1,757,287
	1,473,000	5.45%, 01/23/2039		1,854,736
		Constellation Brands, Inc.
	5,000	2.65%, 11/07/2022		5,077
	300,000	3.60%, 02/15/2028		316,784
	660,000	Molson Coors Brewing Co. 3.00%, 07/15/2026		666,195
CAD	618,000	Molson Coors International L.P. 2.75%, 09/18/2020		470,975

				5,281,164

		Biotechnology - 0.1%
	$410,000	Amgen, Inc. 2.65%, 05/11/2022		416,703

		Chemicals - 0.8%
	425,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(2)		432,862
	1,200,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(2)		1,189,200
	290,000	Chemours Co. 5.38%, 05/15/2027		257,691
	1,010,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023		1,082,136
		Methanex Corp.
	375,000	4.25%, 12/01/2024		381,699
	145,000	5.65%, 12/01/2044		137,755
	105,000	Olin Corp. 5.13%, 09/15/2027		108,029
		Sherwin-Williams Co.
	365,000	2.95%, 08/15/2029		368,944
	155,000	3.13%, 06/01/2024		160,790
	520,000	Syngenta Finance N.V. 4.89%, 04/24/2025(2)		550,852

				4,669,958

		Commercial Banks - 8.3%
		Bank of America Corp.
	430,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(9)		432,316
	1,020,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(9)		1,053,271
	105,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(9)		109,836
	2,030,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(9)		2,124,828
	1,865,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(9)		1,994,215
	860,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(9)		908,059
	515,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(9)		561,995
	1,070,000	4.00%, 01/22/2025		1,141,282
	200,000	Bank of China Hong Kong Ltd. 5.55%, 02/11/2020(8)		201,397
	550,000	Bank of China Ltd. 2.95%, 02/14/2020, 3 mo. USD LIBOR + 0.770%(4)(8)		550,257
	1,085,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024		1,089,289
AUD	2,070,000	BNG Bank N.V. 1.90%, 11/26/2025(8)		1,460,249
	$500,000	Capital One Financial Corp. 3.90%, 01/29/2024		530,391
		Citigroup, Inc.
	1,450,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. SOFRRATE + 0.867% thereafter)(9)		1,454,176
	630,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(9)		640,306
	1,705,000	3.20%, 10/21/2026		1,768,286
	750,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(9)		780,270
	500,000	3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151% thereafter)(9)		526,348
	895,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(9)		975,643
	5,000	4.13%, 07/25/2028		5,413
	1,225,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(8)(9)(10)		1,306,156
	390,000	Credit Suisse Group Funding Guernsey Ltd. 4.29%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(4)		400,316
		Danske Bank A/S
	510,000	5.00%, 01/12/2022(2)		537,331
	530,000	5.38%, 01/12/2024(2)		584,108
	515,000	Fifth Third Bancorp 2.38%, 01/28/2025		517,419
		Goldman Sachs Group, Inc.
	100,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(9)		101,533
	1,715,000	3.50%, 11/16/2026		1,786,822
	1,195,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(9)		1,262,055
	260,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(9)		275,987
	140,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(9)		151,152
	435,000	6.75%, 10/01/2037		591,894
CAD	500,000	HSBC Bank Canada 2.94%, 01/14/2020		381,135
		HSBC Holdings plc
	$280,000	3.40%, 03/08/2021		284,841
	245,000	3.79%, 05/25/2021, 3 mo. USD LIBOR + 1.660%(4)		249,513
	695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(9)		777,504
		Industrial & Commercial Bank of China Ltd.
	200,000	2.75%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(4)(8)		200,190
	250,000	2.92%, 05/23/2020, 3 mo. USD LIBOR + 0.770%(4)(8)		250,267
		JP Morgan Chase & Co.
	230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(9)		238,425
	15,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(9)		15,836
	1,100,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(9)		1,183,301
	2,390,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(9)		2,527,894
	935,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(9)		1,012,169
	620,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(9)		677,058
	565,000	KeyCorp. 2.55%, 10/01/2029		553,032
GBP	215,000	Metro Bank plc 5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(8)(9)		216,586
		Morgan Stanley
	$1,015,000	2.50%, 04/21/2021		1,022,382
	2,145,000	3.13%, 07/27/2026		2,227,557
	685,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(9)		722,887
	75,000	4.00%, 07/23/2025		81,338
	375,000	5.00%, 11/24/2025		421,551
	250,000	PNC Bank NA 2.70%, 10/22/2029		250,901
	775,000	PNC Financial Services Group, Inc. 2.20%, 11/01/2024		778,934
	595,000	Royal Bank of Canada 2.55%, 07/16/2024		604,164
	470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022		483,159
	675,000	State Street Corp. 2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. SOFR + 0.940% thereafter)(9)		679,459
		UBS Group Funding Switzerland AG
	680,000	2.65%, 02/01/2022(2)		688,238
	1,125,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(8)(9)(10)		1,254,375
	650,000	UniCredit S.p.A. 6.57%, 01/14/2022(2)		699,786
		Wells Fargo & Co.
	1,300,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(9)		1,301,100
	305,000	2.63%, 07/22/2022		309,124
	865,000	3.00%, 04/22/2026		889,383
	140,000	3.00%, 10/23/2026		143,858
	2,445,000	3.07%, 01/24/2023		2,492,973
	385,000	3.75%, 01/24/2024		407,395
	470,000	4.75%, 12/07/2046		561,383

				50,410,298

		Commercial Services - 0.4%
	190,000	Global Payments, Inc. 3.20%, 08/15/2029		193,372
	1,480,000	IHS Markit Ltd. 4.13%, 08/01/2023		1,563,368
	230,000	Service Corp. International 5.13%, 06/01/2029		244,950
	380,000	United Rentals North America, Inc. 5.88%, 09/15/2026		402,580

				2,404,270

		Construction Materials - 0.1%
	560,000	Standard Industries, Inc. 6.00%, 10/15/2025(2)		588,000

		Diversified Financial Services - 0.1%
	380,000	Navient Corp. 7.25%, 01/25/2022		412,186

		Electric - 2.3%
	120,000	AES Corp. 4.88%, 05/15/2023		121,920
	125,000	5.13%, 09/01/2027		134,373
	40,000	Appalachian Power Co. 6.38%, 04/01/2036		52,769
	325,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028		344,623
		Cleco Corporate Holdings LLC
	355,000	3.38%, 09/15/2029(2)		354,457
	20,000	4.97%, 05/01/2046		22,792
		Commonwealth Edison Co.
	420,000	3.65%, 06/15/2046		458,389
	115,000	4.00%, 03/01/2048		132,520
	115,000	Connecticut Light & Power Co. 4.00%, 04/01/2048		135,192
	130,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065		172,875
	350,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041		404,292
	1,280,000	Duke Energy Corp. 2.65%, 09/01/2026		1,292,280
	385,000	Duke Energy Indiana LLC 3.25%, 10/01/2049		387,412
	335,000	Duke Energy Progress LLC 3.60%, 09/15/2047		359,307
		Evergy, Inc.
	230,000	2.45%, 09/15/2024		231,358
	325,000	2.90%, 09/15/2029		326,798
		Exelon Corp.
	725,000	2.85%, 06/15/2020		728,267
	725,000	3.95%, 06/15/2025		785,276
	110,000	Florida Power & Light Co. 3.99%, 03/01/2049		129,176
	140,000	Fortis, Inc. 2.10%, 10/04/2021		139,899
		Georgia Power Co.
	1,053,000	2.00%, 09/08/2020		1,053,855
	510,000	4.30%, 03/15/2042		560,200
	460,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024		477,667
	30,000	ITC Holdings Corp. 3.25%, 06/30/2026		31,293
	290,000	MidAmerican Energy Co. 3.15%, 04/15/2050		297,927
	120,000	3.65%, 08/01/2048		133,244
	765,000	NextEra Energy Capital Holdings, Inc. 3.15%, 04/01/2024		795,135
	125,000	Northern States Power Co. 2.90%, 03/01/2050		121,591
	230,000	Oglethorpe Power Corp. 5.05%, 10/01/2048		278,389
		Oncor Electric Delivery Co. LLC
	110,000	3.10%, 09/15/2049(2)		110,327
	145,000	5.75%, 03/15/2029		184,130
	110,000	PacifiCorp. 4.15%, 02/15/2050		130,347
	125,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046		141,435
	525,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024		538,818
	600,000	Puget Energy, Inc. 3.65%, 05/15/2025		624,301
	50,000	Sempra Energy 4.00%, 02/01/2048		52,360
		Southern California Edison Co.
	385,000	2.85%, 08/01/2029		385,747
	179,000	4.00%, 04/01/2047		188,174
	96,000	4.13%, 03/01/2048		102,715
	115,000	Southern Co. 2.95%, 07/01/2023		117,810
	515,000	3.25%, 07/01/2026		537,597
	20,000	4.40%, 07/01/2046		22,551
	120,000	Union Electric Co. 4.00%, 04/01/2048		137,371

				13,736,959

		Engineering & Construction - 0.3%
	680,000	Fluor Corp. 4.25%, 09/15/2028		673,109
	1,150,000	International Airport Finance S.A. 12.00%, 03/15/2033(2)		1,240,275

				1,913,384

		Entertainment - 0.1%
	370,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029		409,068
	445,000	WMG Acquisition Corp. 4.88%, 11/01/2024(2)		460,575

				869,643

		Environmental Control - 0.2%
		Clean Harbors, Inc.
	305,000	4.88%, 07/15/2027(2)		317,944
	45,000	5.13%, 07/15/2029(2)		47,925
		Waste Management, Inc.
	370,000	3.20%, 06/15/2026		392,496
	115,000	3.45%, 06/15/2029		124,530
	90,000	4.15%, 07/15/2049		104,456

				987,351

		Food - 0.3%
		Conagra Brands, Inc.
	40,000	4.30%, 05/01/2024		42,916
	215,000	4.60%, 11/01/2025		238,573
	1,440,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(2)		1,527,120

				1,808,609

		Food Service - 0.1%
	470,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)		491,150

		Forest Products & Paper - 0.2%
	1,150,000	Suzano Austria GmbH 5.00%, 01/15/2030		1,183,925

		Gas - 0.2%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	85,000	5.63%, 05/20/2024		91,587
	140,000	5.88%, 08/20/2026		155,050
		Sempra Energy
	435,000	2.40%, 02/01/2020		435,209
	420,000	3.40%, 02/01/2028		429,830

				1,111,676

		Healthcare-Products - 0.3%
	360,000	Alcon Finance Corp. 3.00%, 09/23/2029(2)		367,401
	975,000	Becton Dickinson and Co. 3.36%, 06/06/2024		1,021,265
	410,000	Boston Scientific Corp. 4.00%, 03/01/2028		457,042
	60,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)		61,800
	145,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023		149,639

				2,057,147

		Healthcare-Services - 0.7%
	205,000	Aetna, Inc. 2.80%, 06/15/2023		208,163
		Anthem, Inc.
	660,000	2.88%, 09/15/2029		653,712
	485,000	3.65%, 12/01/2027		512,945
	85,000	4.38%, 12/01/2047		91,127
		CHS/Community Health Systems, Inc.
	70,000	5.13%, 08/01/2021		69,825
	20,000	6.25%, 03/31/2023		19,488
	350,000	CommonSpirit Health 3.35%, 10/01/2029		352,716
	655,000	HCA, Inc. 4.13%, 06/15/2029		693,910
	5,000	Humana, Inc. 2.50%, 12/15/2020		5,021
		UnitedHealth Group, Inc.
	395,000	2.38%, 08/15/2024		400,354
	420,000	2.88%, 08/15/2029		431,750
	230,000	3.50%, 08/15/2039		240,410
	305,000	3.70%, 12/15/2025		330,812
	110,000	3.70%, 08/15/2049		115,778
	196,000	3.75%, 10/15/2047		208,268

				4,334,279

		Home Builders - 0.2%
		Lennar Corp.
	190,000	4.75%, 11/29/2027		205,200
	200,000	5.25%, 06/01/2026		220,000
	70,000	PulteGroup, Inc. 5.50%, 03/01/2026		78,418
	435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025		469,800

				973,418

		Insurance - 0.4%
	45,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048		52,951
	90,000	CNO Financial Group, Inc. 5.25%, 05/30/2025		98,550
	110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023		103,565
		Marsh & McLennan Cos., Inc.
	420,000	3.88%, 03/15/2024		448,433
	270,000	4.38%, 03/15/2029		308,067
	305,000	4.75%, 03/15/2039		370,134
	64,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)		63,353
		Unum Group
	190,000	4.00%, 06/15/2029		199,726
	185,000	4.50%, 12/15/2049		178,477
		Willis North America, Inc.
	230,000	2.95%, 09/15/2029		228,866
	275,000	3.60%, 05/15/2024		287,810

				2,339,932

		Internet - 0.6%
		Alibaba Group Holding Ltd.
	895,000	3.40%, 12/06/2027		929,602
	445,000	4.20%, 12/06/2047		503,340
	585,000	Amazon.com, Inc. 3.88%, 08/22/2037		665,180
		Tencent Holdings Ltd.
	620,000	3.60%, 01/19/2028(2)		646,019
	715,000	3.98%, 04/11/2029(2)		769,497

				3,513,638

		Iron/Steel - 0.3%
	200,000	Commercial Metals Co. 5.38%, 07/15/2027		205,250
		Metinvest B.V.
	EUR 440,000	5.63%, 06/17/2025(2)		487,254
	$ 845,000	7.75%, 10/17/2029(2)		835,367
	175,000	Steel Dynamics, Inc. 5.50%, 10/01/2024		180,299

				1,708,170

		IT Services - 0.8%
		Apple, Inc.
	1,690,000	2.20%, 09/11/2029		1,662,185
	490,000	3.35%, 02/09/2027		525,830
	110,000	3.45%, 02/09/2045		116,665
	65,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045		77,239
		International Business Machines Corp.
	575,000	3.00%, 05/15/2024		597,152
	1,050,000	3.30%, 05/15/2026		1,110,887
	895,000	3.50%, 05/15/2029		962,080

				5,052,038

		Lodging - 0.2%
	500,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026		525,000
	285,000	Las Vegas Sands Corp. 3.50%, 08/18/2026		290,480
		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	336,000	5.25%, 05/15/2027(2)		350,280
	14,000	5.50%, 03/01/2025(2)		14,875

				1,180,635

		Media - 1.7%
		CBS Corp.
	250,000	3.70%, 06/01/2028		261,749
	300,000	4.20%, 06/01/2029		325,524
	475,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2027(2)		500,531
		Charter Communications Operating LLC / Charter Communications Operating Capital
	285,000	4.80%, 03/01/2050		291,740
	295,000	5.13%, 07/01/2049		315,145
	915,000	5.38%, 05/01/2047		1,005,235
	475,000	5.75%, 04/01/2048		545,938
	35,000	6.48%, 10/23/2045		43,041
		Comcast Corp.
	425,000	2.35%, 01/15/2027		426,180
	305,000	3.20%, 07/15/2036		309,887
	645,000	3.25%, 11/01/2039		653,911
	180,000	4.05%, 11/01/2052		200,296
	320,000	4.25%, 10/15/2030		367,521
	425,000	4.60%, 10/15/2038		504,993
	90,000	4.65%, 07/15/2042		107,446
	80,000	4.95%, 10/15/2058		103,339
		Cox Communications, Inc.
	903,000	3.15%, 08/15/2024(2)		933,850
	250,000	4.80%, 02/01/2035(2)		272,865
	30,000	8.38%, 03/01/2039(2)		44,629
		Discovery Communications LLC
	230,000	2.80%, 06/15/2020		230,987
	310,000	3.95%, 06/15/2025		327,785
	270,000	5.00%, 09/20/2037		293,207
	500,000	6.35%, 06/01/2040		610,034
		DISH DBS Corp.
	230,000	5.88%, 07/15/2022		240,536
	60,000	6.75%, 06/01/2021		63,000
	710,000	Fox Corp. 4.03%, 01/25/2024(2)		758,762
	75,000	TEGNA, Inc. 5.50%, 09/15/2024(2)		77,320
		Viacom, Inc.
	145,000	4.25%, 09/01/2023		154,182
	75,000	4.38%, 03/15/2043		77,346
	200,000	Videotron Ltd. 5.38%, 06/15/2024(2)		217,250

				10,264,229

		Mining - 0.2%
		Anglo American Capital plc
	400,000	4.50%, 03/15/2028(2)		425,884
	745,000	4.75%, 04/10/2027(2)		808,752

				1,234,636

		Miscellaneous Manufacturing - 0.0%
	280,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021		282,683

		Office/Business Equipment - 0.0%
	40,000	CDW LLC / CDW Finance Corp. 4.25%, 04/01/2028		41,404

		Oil & Gas - 1.6%
		Canadian Natural Resources Ltd.
CAD	310,000	2.05%, 06/01/2020		235,785
	530,000	2.60%, 12/03/2019		403,407
	225,000	2.89%, 08/14/2020		172,151
	$310,000	Cimarex Energy Co. 4.38%, 03/15/2029		323,113
	570,000	Continental Resources, Inc. 4.38%, 01/15/2028		587,349
	330,000	EnCana Corp. 3.90%, 11/15/2021		338,705
		Hess Corp.
	135,000	5.60%, 02/15/2041		151,328
	690,000	7.13%, 03/15/2033		852,895
	250,000	7.30%, 08/15/2031		314,995
	360,000	Marathon Oil Corp. 3.85%, 06/01/2025		378,108
	595,000	Medco Oak Tree Pte Ltd. 7.38%, 05/14/2026(2)		605,738
	535,000	Noble Energy, Inc. 5.05%, 11/15/2044		565,949
		Occidental Petroleum Corp.
	100,000	3.14%, 02/08/2021, 3 mo. USD LIBOR + 0.950%(4)		100,697
	280,000	3.50%, 08/15/2029		283,716
	150,000	4.50%, 07/15/2044		151,856
		Petroleos Mexicanos
	220,000	6.75%, 09/21/2047		218,900
	1,405,000	6.84%, 01/23/2030(2)		1,499,838
	110,000	7.69%, 01/23/2050(2)		119,530
	425,000	QEP Resources, Inc. 5.25%, 05/01/2023		403,750
	600,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(2)		609,164
	220,000	SM Energy Co. 6.13%, 11/15/2022		209,550
	600,000	Tullow Oil plc 7.00%, 03/01/2025(2)		618,750
		Valero Energy Corp.
	265,000	4.00%, 04/01/2029		283,227
	30,000	4.35%, 06/01/2028		32,662
	365,000	WPX Energy, Inc. 5.25%, 09/15/2024		368,650

				9,829,813

		Packaging & Containers - 0.1%
		Owens-Brockway Glass Container, Inc.
	80,000	5.38%, 01/15/2025(2)		80,700
	430,000	5.88%, 08/15/2023(2)		454,188
	220,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)		225,709

				760,597

		Pharmaceuticals - 1.2%
	320,000	Allergan Finance LLC 4.63%, 10/01/2042		334,407
	205,000	Bausch Health Cos., Inc. 7.00%, 03/15/2024(2)		214,466
	165,000	Baxalta, Inc. 3.60%, 06/23/2022		169,531
	705,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(2)		758,239
	380,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029(2)		408,723
		Cigna Corp.
	65,000	3.88%, 10/15/2047(2)		63,736
	1,535,000	4.38%, 10/15/2028		1,685,837
		CVS Health Corp.
	370,000	4.10%, 03/25/2025		397,490
	895,000	5.05%, 03/25/2048		1,031,605
	15,000	5.13%, 07/20/2045		17,290
	95,000	Express Scripts Holding Co. 2.87%, 11/30/2020, 3 mo. USD LIBOR + 0.750%(4)		95,008
	630,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025		679,967
	100,000	Mylan N.V. 5.25%, 06/15/2046		107,236
	250,000	Mylan, Inc. 4.55%, 04/15/2028		267,779
	330,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021		332,054
	835,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026		628,338

				7,191,706

		Pipelines - 1.3%
	20,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(2)		20,375
	180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023		181,800
	CAD 260,000	Enbridge, Inc. 4.53%, 03/09/2020		199,413
		Energy Transfer Operating L.P.
	$ 260,000	4.50%, 04/15/2024		277,576
	160,000	5.15%, 03/15/2045		166,797
	495,000	5.25%, 04/15/2029		556,769
	135,000	5.50%, 06/01/2027		151,568
	45,000	6.25%, 04/15/2049		53,742
	460,000	Enterprise Products Operating LLC 3.13%, 07/31/2029		472,273
		EQM Midstream Partners L.P.
	262,000	4.13%, 12/01/2026		239,043
	160,000	4.75%, 07/15/2023		158,324
	400,000	5.50%, 07/15/2028		390,136
		MPLX L.P.
	70,000	3.00%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(4)		70,281
	365,000	4.25%, 12/01/2027(2)		383,822
	35,000	4.70%, 04/15/2048		35,655
	360,000	5.20%, 03/01/2047		386,248
	80,000	5.20%, 12/01/2047(2)		85,514
	240,000	ONEOK, Inc. 3.40%, 09/01/2029		238,830
	195,000	Phillips 66 Partners L.P. 3.15%, 12/15/2029		192,641
		Sabine Pass Liquefaction LLC
	190,000	4.20%, 03/15/2028		200,445
	120,000	5.63%, 03/01/2025		134,653
	280,000	Sunoco Logistics Partners Operations L.P. 4.00%, 10/01/2027		289,740
		Texas Eastern Transmission L.P.
	175,000	2.80%, 10/15/2022(2)		176,218
	70,000	3.50%, 01/15/2028(2)		72,847
		TransCanada PipeLines Ltd.
	505,000	4.63%, 03/01/2034		576,471
	215,000	4.75%, 05/15/2038		243,413
	15,000	6.10%, 06/01/2040		19,373
		Valero Energy Partners L.P.
	470,000	4.38%, 12/15/2026		511,905
	155,000	4.50%, 03/15/2028		169,885
		Western Midstream Operating L.P.
	320,000	4.50%, 03/01/2028		305,305
	290,000	4.75%, 08/15/2028		281,259
	245,000	5.50%, 08/15/2048		212,472
		Williams Cos., Inc.
	350,000	5.10%, 09/15/2045		383,951
	35,000	6.30%, 04/15/2040		42,485

				7,881,229

		Real Estate Investment Trusts - 0.2%
		Equinix, Inc.
	135,000	5.75%, 01/01/2025		139,560
	205,000	5.88%, 01/15/2026		217,751
	675,000	SBA Tower Trust 2.84%, 01/15/2025(2)		681,711

				1,039,022

		Retail - 0.3%
	CAD 628,000	Alimentation Couche-Tard, Inc. 3.32%, 11/01/2019		477,817
		Lowe’s Cos., Inc.
	$ 865,000	3.38%, 09/15/2025		916,473
	75,000	3.70%, 04/15/2046		75,916
	455,000	McDonald’s Corp. 3.35%, 04/01/2023		475,558
	80,000	United Rentals North America, Inc. 4.88%, 01/15/2028		82,600

				2,028,364

		Semiconductors - 0.6%
	955,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027		964,356
	970,000	Broadcom, Inc. 4.75%, 04/15/2029(2)		1,028,188
	270,000	Intel Corp. 4.10%, 05/19/2046		314,606
	455,000	Micron Technology, Inc. 4.98%, 02/06/2026		494,504
	865,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(2)		939,946

				3,741,600

		Software - 0.5%
	155,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028		172,653
	490,000	Fiserv, Inc. 3.20%, 07/01/2026		511,962
	330,000	IQVIA, Inc. 5.00%, 05/15/2027(2)		349,800
		Microsoft Corp.
	380,000	3.30%, 02/06/2027		411,337
	240,000	3.70%, 08/08/2046		273,109
	160,000	3.95%, 08/08/2056		189,392
	175,000	MSCI, Inc. 5.75%, 08/15/2025(2)		183,531
	330,000	Open Text Corp. 5.88%, 06/01/2026(2)		351,863
	250,000	Oracle Corp. 4.00%, 11/15/2047		280,224
	240,000	Western Digital Corp. 4.75%, 02/15/2026		245,256

				2,969,127

		Telecommunications - 1.7%
		AT&T, Inc.
	30,000	2.89%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(4)		30,132
	615,000	2.95%, 07/15/2026		626,821
	10,000	4.25%, 03/01/2027		10,983
	1,210,000	4.30%, 02/15/2030		1,330,819
	355,000	4.35%, 03/01/2029		392,506
	190,000	4.35%, 06/15/2045		201,246
	265,000	4.75%, 05/15/2046		294,214
		Nokia Oyj
	140,000	4.38%, 06/12/2027		142,590
	60,000	6.63%, 05/15/2039		68,550
	CAD 250,000	Rogers Communications, Inc. 5.38%, 11/04/2019		190,216
	$ 530,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(8)(9)(10)		498,200
	300,000	Sprint Corp. 7.13%, 06/15/2024		325,500
	740,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(2)		805,631
	160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034		170,800
	630,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)		678,548
		Telefonica Emisiones S.A.
	340,000	4.90%, 03/06/2048		380,554
	325,000	5.21%, 03/08/2047		377,958
	220,000	5.52%, 03/01/2049		267,773
	45,000	7.05%, 06/20/2036		62,406
		Verizon Communications, Inc.
	275,000	3.88%, 02/08/2029		304,127
	1,210,000	4.50%, 08/10/2033		1,412,637
	1,185,000	4.81%, 03/15/2039		1,441,029
	240,000	5.01%, 08/21/2054		310,760
	230,000	Vodafone Group plc 4.25%, 09/17/2050		235,868

				10,559,868

		Transportation - 0.4%
		CSX Corp.
	300,000	2.40%, 02/15/2030		294,224
	515,000	3.25%, 06/01/2027		543,017
	115,000	3.35%, 09/15/2049		113,669
	125,000	4.30%, 03/01/2048		141,001
	60,000	4.50%, 03/15/2049		70,721
	125,000	Norfolk Southern Corp. 3.40%, 11/01/2049		125,169
		Union Pacific Corp.
	860,000	4.38%, 09/10/2038		992,851
	40,000	4.80%, 09/10/2058		49,417

				2,330,069

		Water - 0.1%
	260,000	American Water Capital Corp. 4.15%, 06/01/2049		302,002

		Total Corporate Bonds (cost $167,872,289)		$179,776,875

	Foreign Government Obligations - 4.7%
		Argentina - 0.0%
	EUR 420,000	Argentine Republic Government International Bond 5.25%, 01/15/2028		$176,886

		Canada - 0.1%
	CAD 500,000	City of Montreal Canada 5.45%, 12/01/2019		381,413
	118,000	City of Quebec Canada 4.35%, 12/16/2019		89,990
	100,000	Newfoundland T-Bill 1.75%, 01/23/2020(11)		75,775

				547,178

		Dominican Republic - 0.3%
	$ 1,335,000	Dominican Republic International Bond 6.40%, 06/05/2049(2)		1,446,820

		Egypt - 0.0%
	200,000	Egypt Government International Bond 8.50%, 01/31/2047(8)		210,250

		Ghana - 0.1%
	600,000	Ghana Government International Bond 7.63%, 05/16/2029(8)		605,610

		Hungary - 0.0%
	200,000	Hungary Government International Bond 6.38%, 03/29/2021		211,800

		Italy - 0.1%
		Italy Buoni Ordinari del Tesoro BOT
	EUR 70,000	0.29%, 01/31/2020(8)(11)		78,163
	625,000	0.34%, 01/14/2020(8)(11)		697,768

				775,931

		Japan - 1.4%
		Japan Treasury Discount Bill
	JPY 221,400,000	0.10%, 11/11/2019(11)		2,048,052
	203,800,000	0.12%, 11/18/2019(11)		1,885,295
	50,350,000	0.14%, 12/16/2019(11)		465,842
	59,950,000	0.16%, 12/09/2019(11)		554,640
	41,100,000	0.16%, 11/25/2019(11)		380,217
	20,000,000	0.17%, 12/02/2019(11)		185,027
	196,750,000	0.19%, 02/03/2020(11)		1,820,943
	26,600,000	0.24%, 01/27/2020(11)		246,174
	16,400,000	0.27%, 01/08/2020(11)		151,756
	20,000,000	0.29%, 03/10/2020(11)		185,143
	21,850,000	0.36%, 01/14/2020(11)		202,195

				8,125,284

		Romania - 0.5%
		Romanian Government International Bond
	EUR 265,000	3.88%, 10/29/2035(8)		352,046
	332,000	4.63%, 04/03/2049(2)		481,885
	1,225,000	4.63%, 04/03/2049(8)		1,778,040
	$ 290,000	6.13%, 01/22/2044(8)		376,565

				2,988,536

		Senegal - 0.1%
	590,000	Senegal Government International Bond 6.25%, 05/23/2033(8)		602,256

		South Korea - 0.1%
	300,000	Export-Import Bank of Korea 3.14%, 03/17/2021, 3 mo. USD LIBOR + 1.000%(4)(8)		302,585
		Korea Development Bank
	310,000	2.58%, 02/27/2020, 3 mo. USD LIBOR + 0.450%(4)		310,222
	200,000	2.67%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(4)		200,528

				813,335

		Supranational - 1.7%
NZD	4,390,000	Asian Development Bank 3.00%, 01/17/2023		2,957,159
		Inter-American Development Bank
CAD	4,000,000	1.70%, 10/10/2024		3,032,495
AUD	3,945,000	2.75%, 10/30/2025(8)		2,923,100
CAD	2,010,000	International Finance Corp. 1.38%, 09/13/2024		1,500,874

				10,413,628

		Tunisia - 0.2%
		Banque Centrale de Tunisie International Bond
EUR	455,000	6.38%, 07/15/2026(2)		495,083
	390,000	6.75%, 10/31/2023(2)		438,541

				933,624

		United Arab Emirates - 0.1%
	$830,000	Abu Dhabi Government International Bond 3.13%, 09/30/2049(2)		798,692

		Uruguay - 0.0%
	65,000	Uruguay Government International Bond 4.98%, 04/20/2055		76,051

		Total Foreign Government Obligations (cost $28,666,512)		$28,725,881

	Municipal Bonds - 1.1%
		Education - 0.1%
		Chicago, IL, Board of Education, GO
	$ 160,000	6.04%, 12/01/2029		$173,990
	135,000	6.14%, 12/01/2039		148,942
	380,000	6.32%, 11/01/2029		424,426

				747,358

		General - 0.3%
	1,530,000	Philadelphia Auth for Industrial Dev 6.55%, 10/15/2028		1,944,982

		General Obligation - 0.6%
		California State, GO Taxable
	505,000	7.30%, 10/01/2039		781,230
	40,000	7.35%, 11/01/2039		62,395
	30,000	7.55%, 04/01/2039		49,205
	35,000	7.60%, 11/01/2040		59,055
	60,000	7.63%, 03/01/2040		97,721
	428,000	City of Chicago, IL, GO 7.38%, 01/01/2033		507,009
		State of Illinois, GO
	877,091	4.95%, 06/01/2023(12)		917,402
	120,000	5.00%, 01/01/2023		126,692
	180,000	5.56%, 02/01/2021		185,864
	250,000	6.88%, 07/01/2025		284,722

				3,071,295

		Utility - Electric - 0.1%
	477,000	Municipal Electric Auth, GA 6.64%, 04/01/2057		668,401

		Total Municipal Bonds (cost $6,109,139)		$6,432,036

	Senior Floating Rate Interests - 4.3%(13)
		Advertising - 0.1%
	$ 285,000	Clear Channel Outdoor Holdings, Inc. 5.29%, 08/21/2026, 1 mo. USD LIBOR + 3.500%		$285,459

		Aerospace/Defense - 0.1%
		TransDigm, Inc.
	148,867	4.29%, 06/09/2023, 1 mo. USD LIBOR + 2.500%		148,103
	320,927	4.29%, 05/30/2025, 1 mo. USD LIBOR + 2.500%		318,299

				466,402

		Airlines - 0.0%
	97,938	American Airlines, Inc. 3.94%, 10/12/2021, 1 mo. USD LIBOR + 2.000%		97,952
	150,000	WestJet Airlines Ltd. 0.00%, 08/07/2026, 1 mo. USD LIBOR + 3.000%(14)		150,625

				248,577

		Auto Manufacturers - 0.0%
	98,250	Navistar International Corp. 5.42%, 11/06/2024, 1 mo. USD LIBOR + 3.500%		97,084

		Auto Parts & Equipment - 0.1%
	134,663	Adient U.S. LLC 6.78%, 05/06/2024, 1 mo. USD LIBOR + 4.250%		131,169
	114,272	Altra Industrial Motion Corp. 3.79%, 10/01/2025, 1 mo. USD LIBOR + 2.000%		113,701
	235,000	Panther BF Aggregator L.P. 5.30%, 04/30/2026, 1 mo. USD LIBOR + 3.500%		231,574

				476,444

		Biotechnology - 0.1%
	290,276	Sotera Health Holdings LLC 4.93%, 05/15/2022, 1 mo. USD LIBOR + 3.000%		284,833

		Chemicals - 0.1%
	170,735	Cabot Microelectronics Corp. 4.06%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%		171,269
	99,750	Hexion, Inc. 5.60%, 07/01/2026, 1 mo. USD LIBOR + 3.500%		99,251
	99,000	LTI Holdings, Inc. 5.29%, 09/06/2025, 1 mo. USD LIBOR + 3.500%		90,684
	183,613	Platform Specialty Products Corp. 4.04%, 01/30/2026, 1 mo. ICE LIBOR + 2.250%		184,129
	218,172	Starfruit Finco B.V. 5.19%, 10/01/2025, 1 mo. USD LIBOR + 3.250%		212,493
	98,015	Univar, Inc. 4.29%, 07/01/2024, 1 mo. ICE LIBOR + 2.500%		98,193

				856,019

		Coal - 0.0%
	126,657	Foresight Energy LLC 7.87%, 03/28/2022, 3 mo. USD LIBOR + 5.750%		64,383

		Commercial Services - 0.4%
		Allied Universal Holdco LLC
	10,237	4.25%, 07/10/2026, 1 mo. USD LIBOR + 4.250%(15)		10,157
	103,399	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%		102,586
	347,362	Blackhawk Network Holdings, Inc. 4.79%, 06/15/2025, 1 mo. USD LIBOR + 3.000%		343,888
	396,985	BrightView Landscapes LLC 4.38%, 08/15/2025, 1 mo. USD LIBOR + 2.500%		397,604
	190,000	DCert Buyer, Inc. 5.79%, 10/16/2026, 1 mo. USD LIBOR + 4.000%		186,320
	200,000	Dun & Bradstreet Corp. 6.80%, 02/06/2026, 1 mo. USD LIBOR + 5.000%		200,458
	100,000	Garda World Security Corp. 0.00%, 10/17/2026, 1 mo. USD LIBOR + 4.750%(14)		99,375
	250,000	Quikrete Holdings, Inc. 4.54%, 11/15/2023, 1 mo. USD LIBOR + 2.750%		248,827
	197,975	Tempo Acquisition LLC 4.79%, 05/01/2024, 1 mo. USD LIBOR + 3.000%		197,933
	248,116	Trans Union LLC 4.04%, 06/19/2025, 1 mo. USD LIBOR + 2.000%		248,349
	EUR 200,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%		223,130
	$ 223,043	Weight Watchers International, Inc. 6.86%, 11/29/2024, 3 mo. USD LIBOR + 4.750%		222,542

				2,481,169

		Construction Materials - 0.1%
	366,291	NCI Building Systems, Inc. 5.66%, 04/12/2025, 3 mo. USD LIBOR + 3.750%		353,775

		Distribution/Wholesale - 0.1%
	273,000	American Builders & Contractors Supply Co., Inc. 0.00%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(14)		271,635
	371,481	Beacon Roofing Supply, Inc. 4.04%, 01/02/2025, 1 mo. USD LIBOR + 2.250%		367,977

				639,612

		Diversified Financial Services - 0.2%
	425,812	AlixPartners LLP 4.54%, 04/04/2024, 3 mo. USD LIBOR + 2.750%		425,101
	288,609	Crown Finance U.S., Inc. 4.04%, 02/28/2025, 1 mo. USD LIBOR + 2.250%		284,511
	188,575	Financial & Risk U.S. Holdings, Inc. 5.54%, 10/01/2025, 1 mo. USD LIBOR + 3.750%		189,471
	99,743	UFC Holdings LLC 5.04%, 04/29/2026, 1 mo. USD LIBOR + 3.250%		99,618
	108,764	Victory Capital Holdings, Inc. 5.35%, 07/01/2026, 1 mo. USD LIBOR + 3.250%		109,090

				1,107,791

		Energy-Alternate Sources - 0.0%
	296,992	BCP Renaissance Parent LLC 5.36%, 10/31/2024, 3 mo. USD LIBOR + 3.500%		267,852

		Engineering & Construction - 0.0%
	250,546	Brand Energy & Infrastructure Services, Inc. 6.24%, 06/21/2024, 3 mo. USD LIBOR + 4.250%		243,030

		Food - 0.0%
	128,693	IRB Holding Corp. 5.22%, 02/05/2025, 1 mo. USD LIBOR + 3.250%		127,567
	10,113	Post Holdings, Inc. 3.83%, 05/24/2024, 1 mo. USD LIBOR + 2.000%		10,120
	125,000	U.S. Foods, Inc. 3.79%, 09/13/2026, 1 mo. USD LIBOR + 2.000%		125,330

				263,017

		Food Service - 0.1%
	275,000	Aramark Services, Inc. 3.54%, 03/11/2025, 3 mo. USD LIBOR + 1.750%		275,228

		Gas - 0.1%
	298,500	Messer Industries GmbH 4.60%, 03/01/2026, 1 mo. USD LIBOR + 2.500%		295,769

		Healthcare-Products - 0.1%
	98,894	Avantor, Inc. 4.79%, 11/21/2024, 3 mo. USD LIBOR +3.000%		99,513
	200,773	Parexel International Corp. 4.54%, 09/27/2024, 1 mo. USD LIBOR + 2.750%		191,487

				291,000

		Healthcare-Services - 0.3%
	100,000	Emerald TopCo, Inc. 5.29%, 07/24/2026, 1 mo. USD LIBOR + 3.500%		98,350
	297,750	Envision Healthcare Corp. 5.54%, 10/10/2025, 1 mo. USD LIBOR + 3.750%		239,921
	256,650	Jaguar Holding Co. 4.29%, 08/18/2022, 3 mo. USD LIBOR + 2.500%		256,008
		MED ParentCo L.P.
	22,896	1.30%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(15)		22,528
	91,692	6.04%, 08/31/2026, 1 mo. USD LIBOR + 4.250%		90,221
	361,952	MPH Acquisition Holdings LLC 4.85%, 06/07/2023, 3 mo. USD LIBOR + 2.750%		338,631
	141,288	Syneos Health, Inc. 3.79%, 08/01/2024, 1 mo. USD LIBOR + 2.000%		141,318
	267,975	Universal Health Services, Inc. 3.54%, 10/31/2025, 1 mo. USD LIBOR + 1.750%		268,310
	400,000	Zelis Healthcare Corp. 0.00%, 09/30/2026, 1 mo. USD LIBOR + 4.750%(14)		395,332

				1,850,619

		Household Products - 0.0%
	276,855	Diamond (BC) B.V. 4.93%, 09/06/2024, 2 mo. USD LIBOR + 3.000%		257,337

		Insurance - 0.3%
		Asurion LLC
	399,199	4.79%, 08/04/2022, 1 mo. USD LIBOR + 3.000%		399,271
	304,000	8.29%, 08/04/2025, 1 mo. USD LIBOR + 6.500%		305,216
	371,241	Hub International Ltd. 4.94%, 04/25/2025, 2 mo. USD LIBOR + 3.000%		362,821
		Sedgwick Claims Management Services, Inc.
	426,775	5.04%, 12/31/2025, 1 mo. USD LIBOR + 3.250%		413,639
	199,500	5.79%, 09/03/2026, 1 mo. USD LIBOR + 4.000%		197,796

				1,678,743

		Leisure Time - 0.2%
	276,855	Caesars Resort Collection LLC 4.54%, 12/23/2024, 1 mo. USD LIBOR + 2.750%		272,559
	425,000	Delta (LUX) S.a.r.l. 4.29%, 02/01/2024, 1 mo. USD LIBOR + 2.500%		418,094
	248,125	Penn National Gaming, Inc. 4.04%, 10/15/2025, 3 mo. USD LIBOR + 2.250%		248,869

				939,522

		Lodging - 0.2%
	321,848	Boyd Gaming Corp. 3.96%, 09/15/2023, 1 week USD LIBOR + 2.250%		321,947
	352,574	Caesars Entertainment Operating Co. 3.79%, 10/07/2024, 1 mo. USD LIBOR + 2.000%		352,356
	114,033	Hilton Worldwide Finance LLC 3.57%, 06/22/2026, 1 mo. USD LIBOR + 1.750%		114,471
	198,448	Station Casinos LLC 4.29%, 06/08/2023, 1 mo. USD LIBOR + 2.500%		198,531

				987,305

		Machinery - Construction & Mining - 0.0%
	208,425	Brookfield WEC Holdings, Inc. 5.29%, 08/01/2025, 1 mo. USD LIBOR + 3.500%		206,949

		Media - 0.4%
	385,101	Charter Communications Operating LLC 3.58%, 02/01/2027, 3 mo. USD LIBOR + 1.750%		385,528
	347,362	CSC Holdings LLC 4.33%, 04/15/2027, 1 mo. USD LIBOR + 2.500%		346,740
	277,900	Gray Television, Inc. 4.51%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%		278,464
	326,267	ION Media Networks, Inc. 4.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%		324,228
	297,733	MTN Infrastructure TopCo, Inc. 4.79%, 11/15/2024, 1 mo. USD LIBOR + 3.000%		293,886
	165,000	Nexstar Broadcasting, Inc. 4.55%, 09/18/2026, 1 mo. USD LIBOR + 2.750%		165,526
	148,120	PSAV Holdings LLC 5.26%, 03/03/2025, 3 mo. USD LIBOR + 3.250%		142,289
	170,000	Telenet Financing USD LLC 4.17%, 08/15/2026, 1 mo. USD LIBOR + 2.250%		169,692
	242,616	Web.com Group, Inc. 5.66%, 10/10/2025, 3 mo. USD LIBOR + 3.750%		235,884
	150,000	Ziggo Secured Finance Partnership 4.42%, 04/15/2025, 1 mo. USD LIBOR + 2.500%		148,070

				2,490,307

		Metal Fabricate/Hardware - 0.0%
	125,000	Rexnord LLC 3.79%, 08/21/2024, 1 mo. USD LIBOR + 2.000%		125,625

		Miscellaneous Manufacturing - 0.1%
	297,222	USI, Inc. 5.10%, 05/16/2024, 3 mo. USD LIBOR + 3.000%		288,231

		Oil & Gas - 0.0%
	75,000	California Resources Corp. 6.55%, 12/31/2022, 1 mo. USD LIBOR + 4.750%		64,163

		Oil & Gas Services - 0.0%
	109,725	Lower Cadence Holdings LLC 5.80%, 05/22/2026, 1 mo. USD LIBOR + 4.000%		101,770

		Packaging & Containers - 0.2%
		Berry Global, Inc.
	EUR 99,750	2.50%, 07/01/2026, 3 mo. EURIBOR + 2.500%		112,058
	$ 275,000	3.88%, 10/01/2022, 3 mo. USD LIBOR + 2.000%		275,688
	159,600	4.44%, 07/01/2026, 3 mo. USD LIBOR + 2.500%		160,066
	255,450	Flex Acquisition Co., Inc. 5.10%, 12/29/2023, 3 mo. USD LIBOR + 3.000%		240,987
	320,876	Reynolds Group Holdings, Inc. 4.54%, 02/05/2023, 1 mo. USD LIBOR + 2.750%		320,699

				1,109,498

		Pharmaceuticals - 0.2%
		Bausch Health Companies, Inc.
	201,250	4.67%, 11/27/2025, 1 mo. USD LIBOR + 2.750%		201,417
	114,841	4.92%, 06/02/2025, 1 mo. USD LIBOR + 3.000%		115,212
	99,500	Catalent Pharma Solutions, Inc. 4.04%, 05/18/2026, 1 mo. USD LIBOR + 2.250%		99,500
	247,468	Endo Luxembourg Finance Co., S.a r.l. 6.06%, 04/29/2024, 1 mo. USD LIBOR + 4.250%		227,176
	200,000	IQVIA, Inc. 4.10%, 03/07/2024, 3 mo. USD LIBOR + 2.000%		200,500
	178,200	NVA Holdings, Inc. 4.54%, 02/02/2025, 3 mo. USD LIBOR + 2.750%		177,977
	330,000	Sunshine Luxembourg S.a.r.l. 6.35%, 10/01/2026, 1 mo. USD LIBOR + 4.250%		330,139

				1,351,921

		Real Estate - 0.0%
	130,000	VICI Properties LLC 3.85%, 12/20/2024, 1 mo. USD LIBOR + 2.000%		130,384

		Retail - 0.2%
	263,403	B.C. Unlimited Liability Co. 4.04%, 02/16/2024, 1 mo. USD LIBOR + 2.250%		263,601
	267,273	Bass Pro Group LLC 6.79%, 09/25/2024, 1 mo. USD LIBOR + 5.000%		257,488
	198,500	Belron Finance U.S. LLC 4.43%, 11/13/2025, 1 mo. USD LIBOR + 2.250%		198,252
	194,339	Harbor Freight Tools USA, Inc. 4.29%, 08/18/2023, 1 mo. USD LIBOR + 2.500%		190,027
	228,772	Staples, Inc. 7.12%, 04/16/2026, 3 mo. USD LIBOR + 5.000%		225,274
	227,319	U.S. Foods, Inc. 3.79%, 06/27/2023, 1 mo. USD LIBOR + 2.000%		227,916

				1,362,558

		Semiconductors - 0.0%
	127,142	Microchip Technology, Inc. 3.79%, 05/29/2025, 1 mo. USD LIBOR + 2.000%		127,300

		Software - 0.3%
	184,552	Change Healthcare Holdings LLC 4.29%, 03/01/2024, 1 mo. USD LIBOR + 2.500%		183,356
	224,464	Go Daddy Operating Co. LLC 3.54%, 02/15/2024, 1 mo. USD LIBOR + 1.750%		224,592
	320,935	Hyland Software, Inc. 5.04%, 07/01/2024, 1 mo. USD LIBOR + 3.250%		318,528
	99,657	Infor U.S., Inc. 4.85%, 02/01/2022, 1 mo. USD LIBOR + 2.750%		99,657
	34,170	MA FinanceCo. LLC 4.30%, 06/21/2024, 1 mo. USD LIBOR + 2.500%		33,124
	230,754	Seattle Spinco, Inc. 4.30%, 06/21/2024, 1 mo. USD LIBOR + 2.500%		223,688
	53,478	SS&C Technologies Holdings Europe S.a.r.l. 4.04%, 04/16/2025, 1 mo. USD LIBOR + 2.250%		53,567
	180,911	SS&C Technologies, Inc. 4.04%, 04/16/2025, 1 mo. USD LIBOR + 2.250%		181,284
	100,000	Ultimate Software Group, Inc. 5.54%, 05/04/2026, 1 mo. USD LIBOR + 3.750%		100,153
	272,225	WEX, Inc. 4.04%, 05/15/2026, 1 mo. USD LIBOR + 2.250%		273,053

				1,691,002

		Telecommunications - 0.2%
	148,485	Altice France S.A. 5.61%, 01/31/2026, 3 mo. USD LIBOR + 3.688%		144,719
	248,106	CenturyLink, Inc. 4.54%, 01/31/2025, 1 mo. USD LIBOR + 2.750%		245,409
	100,000	Liberty Latin America Ltd. 0.00%, 10/22/2026, 1 mo. USD LIBOR + 5.000%(14)		100,563
	507,244	Sprint Communications, Inc. 4.31%, 02/02/2024, 1 mo. USD LIBOR + 2.500%		501,116
	189,138	Univision Communications, Inc. 4.54%, 03/15/2024, 1 mo. USD LIBOR + 2.750%		182,210

				1,174,017

		Textiles - 0.0%
	248,125	ASP Unifrax Holdings, Inc. 5.85%, 12/12/2025, 3 mo. USD LIBOR + 3.750%		214,628

		Transportation - 0.1%
	76,678	B.C. Unlimited Liability Co. 6.10%, 04/06/2026, 1 mo. USD LIBOR + 4.000%		76,786
	142,621	Dynasty Acquisition Co., Inc. 6.10%, 04/06/2026, 1 mo. USD LIBOR + 4.000%		142,822
	387,372	Savage Enterprises LLC 5.93%, 08/01/2025, 1 mo. USD LIBOR + 4.000%		390,114

				609,722

		Total Senior Floating Rate Interests (cost $26,064,018)		$25,759,045

	U.S. Government Agencies - 53.0%
		Mortgage-Backed Agencies - 53.0%
		FHLMC - 4.9%
	$ 3,118,753	0.48%, 01/25/2034(1)(3)		$165,767
	768,963	1.75%, 10/15/2042		758,854
	113,773	2.27%, 07/25/2030, 1 mo. USD LIBOR + 0.450%(4)		113,666
	4,136	2.37%, 04/25/2030, 1 mo. USD LIBOR + 0.550%(4)		4,136
	643,407	2.57%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(4)		643,756
	9,402	3.00%, 05/15/2041		9,742
	282,594	3.00%, 07/01/2047		290,015
	923,622	3.00%, 01/01/2048		943,919
	6,966,332	3.00%, 07/01/2048		7,109,530
	150,010	3.02%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(4)		150,465
	1,147,321	3.12%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(4)		1,150,178
	2,252,885	3.50%, 10/15/2042		2,378,797
	623,295	3.50%, 01/01/2048		644,981
	23,892	3.50%, 03/01/2048		24,785
	860,133	3.50%, 06/01/2048		887,502
	585,000	3.62%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(4)		584,749
	278,408	4.00%, 11/15/2040		306,636
	1,157,899	4.00%, 08/01/2048		1,210,726
	1,893,644	4.00%, 12/01/2048		1,965,554
	1,021,098	4.02%, 02/25/2024, 1 mo. USD LIBOR + 2.200%(4)		1,032,521
	1,002,300	4.72%, 07/25/2028, 1 mo. USD LIBOR + 2.900%(4)		1,008,353
	1,340,202	5.00%, 09/01/2031		1,432,945
	368,081	5.00%, 02/15/2048(1)		71,659
	250,000	5.00%, 09/01/2048		267,318
	220,436	5.00%, 10/01/2048		236,315
	212,667	5.00%, 12/01/2048		227,252
	176,496	5.00%, 02/01/2049		188,584
	21,222	5.50%, 02/01/2029		22,853
	736,897	5.50%, 07/15/2034(1)		159,684
	22,389	5.50%, 03/01/2035		25,205
	21,732	5.50%, 12/01/2038		23,390
	930,582	5.50%, 06/15/2046		199,951
	1,902,495	5.50%, 02/01/2049		2,049,933
	331,962	5.50%, 03/01/2049		357,877
	1,238,152	6.07%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(4)		1,335,467
	525,000	6.97%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(4)		575,268
	800,000	7.37%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(4)		881,624

				29,439,957

		FNMA - 7.6%
	6,849,982	1.33%, 06/25/2034(1)(3)(6)(7)		870,162
	3,374,000	1.57%, 05/25/2029(1)(3)(6)(7)		361,123
	8,510	2.00%, 09/25/2041		8,475
	16,547	2.00%, 12/25/2041		16,471
	982,145	2.00%, 03/25/2044		977,219
	1,067,961	2.00%, 05/25/2044		1,064,189
	15,857	2.50%, 12/25/2041		16,042
	19,359	2.50%, 03/25/2046		19,599
	370,000	2.88%, 11/01/2027		391,064
	255,000	3.00%, 07/01/2027		270,816
	330,000	3.00%, 12/01/2029		352,130
	1,110,827	3.00%, 08/25/2042		1,143,016
	1,476,184	3.00%, 11/25/2042		1,521,951
	22,054	3.00%, 02/25/2043		22,536
	144,321	3.00%, 01/25/2046		149,399
	2,275,080	3.00%, 02/25/2047		2,343,481
	210,168	3.00%, 05/25/2047		215,248
	1,512,209	3.00%, 09/25/2047		1,556,730
	901,222	3.00%, 06/25/2048		926,533
	1,280,706	3.00%, 08/25/2049		1,324,207
	58,005	3.00%, 12/25/2054		59,551
	200,000	3.10%, 02/01/2027		212,420
	505,000	3.10%, 12/01/2027		536,173
	345,000	3.16%, 08/01/2027		369,367
	600,000	3.18%, 02/01/2027		640,364
	331,080	3.22%, 07/01/2032		357,732
	1,430,572	3.50%, 06/25/2033(1)		129,737
	1,283,055	3.50%, 04/25/2034		112,681
	9,909	3.50%, 05/25/2042		10,380
	568,712	3.50%, 07/25/2044		595,003
	23,051	3.50%, 03/25/2045		23,510
	1,643,208	3.50%, 01/01/2048		1,701,045
	175,234	3.50%, 02/25/2048		181,395
	367,135	3.50%, 06/01/2048		378,733
	690,771	3.50%, 03/25/2049		715,432
	1,339,139	3.50%, 04/25/2049		1,409,918
	1,313,740	3.50%, 05/25/2053		1,375,124
	762,372	3.50%, 07/25/2054		788,426
	1,514,137	3.50%, 05/01/2056		1,594,174
	666,637	3.50%, 05/25/2056		699,616
	443,225	3.50%, 10/25/2056		466,171
	1,453,564	3.50%, 11/25/2057		1,527,763
	2,251,504	3.50%, 05/01/2058		2,370,019
	198,053	4.00%, 08/01/2038		210,813
	1,001,146	4.00%, 06/01/2041		1,063,499
	4,987,359	4.00%, 07/01/2048		5,194,772
	3,492,404	4.00%, 11/01/2048		3,625,591
	2,714,394	4.00%, 02/01/2049		2,826,086
	856,818	4.50%, 09/25/2048		167,074
	2,063,298	4.50%, 01/01/2051		2,208,840
	735,756	5.00%, 06/25/2048		144,650
	832,190	5.50%, 08/25/2038(1)		178,599
	778,985	5.50%, 04/25/2044		165,721
	582,881	6.50%, 03/25/2045(1)		156,226

				45,746,994

		UMBS - 24.1%
	11,150,000	2.50%, 11/01/2034(16)		11,269,775
	2,113,000	3.00%, 11/01/2034(16)		2,163,596
	25,856,000	3.00%, 11/01/2049(16)		26,273,161
	33,000,000	3.00%, 12/01/2049(16)		33,498,165
	22,371,000	3.50%, 11/01/2049(16)		22,968,725
	22,200,000	3.50%, 12/01/2049(16)		22,795,759
	7,217,000	4.00%, 11/01/2049(16)		7,489,329
	10,495,000	4.50%, 12/01/2049(16)		11,049,272
	7,100,000	5.00%, 12/01/2049(16)		7,599,773

				145,107,555

		GNMA - 16.4%
	394,601	1.75%, 09/20/2043		389,753
	804,094	2.00%, 01/20/2042		800,234
	334,542	2.00%, 06/16/2042		334,315
	312,317	2.50%, 05/20/2040		317,110
	378,483	3.00%, 10/20/2047		387,619
	15,700,000	3.00%, 11/01/2049(16)		16,161,174
	34,500,000	3.00%, 12/01/2049(16)		35,497,312
	747,305	3.50%, 11/20/2042		790,172
	14,675,000	3.50%, 11/01/2049(16)		15,229,898
	826,043	4.00%, 09/20/2042(1)		108,710
	621,338	4.00%, 12/20/2044(1)		101,276
	1,557,455	4.00%, 04/20/2049		1,620,635
	4,761,135	4.00%, 07/20/2049		4,964,427
	1,202,307	4.00%, 08/20/2049		1,254,992
	14,049,000	4.00%, 11/01/2049(16)		14,608,765
	1,648,903	4.50%, 06/16/2043(1)		334,969
	685,900	4.50%, 06/20/2048(1)		129,766
	2,310,000	4.50%, 11/01/2049(16)		2,418,281
	651,187	5.00%, 12/20/2043(1)		158,314
	1,293,732	5.00%, 07/16/2044(1)		226,519
	714,936	5.00%, 11/16/2046(1)		141,327
	668,392	5.00%, 06/16/2047(1)		130,483
	798,719	5.00%, 11/16/2047(1)		135,390
	2,065,000	5.00%, 11/01/2049(16)		2,180,108
	575,677	5.50%, 02/20/2044(1)		100,925
	467,730	5.50%, 09/15/2045		518,051
	646,184	5.50%, 09/20/2045(1)		146,792

				99,187,317

				319,481,825

		Total U.S. Government Agencies (cost $316,883,618)		$319,481,825

	U.S. Government Securities - 21.9%
		U.S. Treasury Securities - 21.9%
		U.S. Treasury Bonds - 11.6%
	$ 3,505,000	2.75%, 08/15/2047		$3,921,219
	700,000	3.00%, 02/15/2047		820,039
	360,000	3.00%, 08/15/2048		423,183
	2,530,000	3.13%, 02/15/2043		2,981,941
	2,645,000	3.13%, 08/15/2044		3,134,118
	6,000,000	3.13%, 05/15/2048		7,210,078
	8,925,000	3.63%, 08/15/2043		11,377,632
	23,825,000	3.63%, 02/15/2044(17)(18)		30,449,467
	4,128,000	3.75%, 11/15/2043		5,366,723
	3,475,000	5.50%, 08/15/2028		4,564,195

				70,248,595

		U.S. Treasury Notes - 10.3%
	4,416,137	0.63%, 01/15/2026(19)		4,535,134
	6,858,157	0.75%, 07/15/2028(19)		7,218,014
	3,043,100	0.88%, 01/15/2029(19)		3,236,482
	1,014,462	1.00%, 02/15/2049(19)		1,140,664
	9,375,000	2.25%, 12/31/2023		9,645,264
	6,300,000	2.38%, 08/15/2024		6,541,172
	2,670,000	2.38%, 05/15/2029		2,831,660
	5,100,000	2.75%, 02/15/2028		5,536,090
	6,500,000	2.88%, 09/30/2023		6,833,125
	13,010,000	2.88%, 08/15/2028		14,291,688

				61,809,293

				132,057,888

		Total U.S. Government Securities (cost $119,142,111)		$132,057,888

		Total Long-Term Investments (cost $776,195,518)		$805,073,750

	Short-Term Investments - 5.2%
		Commercial Paper - 0.7%
	250,000	AT&T, Inc. 2.63%, 12/10/2019(11)		249,282
	CAD 500,000	Bank of Montreal 1.80%, 01/06/2020(11)		379,149
	135,000	Bank of Nova Scotia 1.79%, 01/08/2020(11)		102,360
	50,000	C.I.B.C. 1.80%, 01/20/2020(11)		37,888
		CNPC Finance
	$ 250,000	0.01%, 11/01/2019(11)		250,000
	250,000	2.25%, 01/28/2020(11)		248,900
	400,000	Electricite de France S.A. 2.17%, 01/15/2020(11)		398,222
	CAD 250,000	Enbridge Pipelines, Inc 1.78%, 11/12/2019(11)		190,097
		Enel Finance America
	$ 250,000	2.19%, 11/12/2019(11)		249,820
	300,000	2.21%, 05/06/2020(11)		296,611
	250,000	ENI Finance USA, Inc. 2.19%, 02/03/2020(11)		248,654
	400,000	Intesa Funding LLC 2.24%, 03/02/2020(11)(12)		396,976
	CAD 610,000	Province of Alberta 1.70%, 01/02/2020(11)		462,701
		Province of Saskatchewan
	100,000	1.57%, 11/12/2019(11)		76,044
	200,000	1.64%, 11/20/2019(11)		152,030
	135,000	Royal Bank of Canada 1.80%, 01/06/2020(11)		102,370
	$ 250,000	Toronto-Dominion Bank 1.69%, 11/14/2019(11)		190,085

				4,031,189

		Other Investment Pools & Funds - 4.2%
	25,705,199	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.69%(20)		25,705,199

		Securities Lending Collateral - 0.3%
	81,205	Citibank NA DDCA, 1.80%, 11/1/2019(20)		81,205
	1,139,320	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 1.75%(20)		1,139,320
	18,277	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 1.74%(20)		18,277
	151,128	Invesco Government & Agency Portfolio, Institutional Class, 1.70%(20)		151,128
	219,570	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.69%(20)		219,570
	14,601	Western Asset Institutional Government Class A Fund, Institutional Class, 1.68%(20)		14,601

				1,624,101

		Total Short-Term Investments (cost $31,344,119)		$31,360,489

		Total Investments Excluding Purchased Options (cost $807,539,637)	138.6%	$836,434,239
		Total Purchased Options (cost $339,495)	0.1%	$484,866

		Total Investments (cost $807,879,132)	138.7%	$836,919,105
		Other Assets & Liabilities	(38.7)%	(233,583,062)

		Total Net Assets	100.0%	$603,336,043

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Securities disclosed are interest-only strips.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities was $101,129,741, representing 16.8% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2019. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At October 31, 2019, the aggregate fair value of these securities was $2,386,061, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(7)	Investment valued using significant unobservable inputs.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities was $14,648,125, representing 2.4% of net assets.

(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2019. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	The rate shown represents current yield to maturity.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

(12)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2019.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)

This security, or a portion of this security, has unfunded loan commitments. As of October 31, 2019, the aggregate value of the unfunded commitment was $32,685, which rounds to 0.0% of total net assets.

(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2019, the market value of securities pledged was $4,728,773.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2019, the market value of securities pledged was $932,974.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Current yield as of period end.

OTC Swaption Contracts Outstanding at October 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	HSBC	2.45%	Pay	08/02/27	USD	1,250,000	1,250,000	$276,500	$—	$276,500
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/24/59 *	DEUT	1.85%	Pay	09/20/29	USD	310,000	310,000	49,166	50,685	(1,519)

Total Calls							1,560,000	$325,666	$50,685	$274,981

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	HSBC	2.45%	Receive	08/02/27	USD	1,250,000	1,250,000	$109,600	$238,125	$(128,525)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/24/59 *	DEUT	1.85%	Receive	09/20/29	USD	310,000	310,000	49,600	50,685	(1,085)

Total Puts							1,560,000	$159,200	$288,810	$(129,610)

Total purchased swaption contracts							3,120,000	$484,866	$339,495	$145,371

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	90	12/31/2019	$19,404,141	$27,861
U.S. Treasury 5-Year Note Future	103	12/31/2019	12,277,922	43,483
U.S. Treasury 10-Year Note Future	16	12/19/2019	2,084,750	14,549
U.S. Treasury Ultra Bond Future	5	12/19/2019	948,750	(7,978)

Total				$77,915

Short position contracts:
Euro BUXL 30-Year Bond Future	3	12/06/2019	$702,726	$42,396

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

U.S. Treasury 10-Year Ultra Future	263	12/19/2019	$37,374,766	$504,980
U.S. Treasury Long Bond Future	21	12/19/2019	3,388,875	(27,507)

Total				$519,869

Total futures contracts				$597,784

TBA Sale Commitments Outstanding at October 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
UMBS, 3.50%	$3,950,000	12/01/2049	$(4,056,002)	$(1,852)
UMBS, 4.00%	4,300,000	11/01/2049	(4,462,258)	1,008

Total (proceeds receivable $8,517,416)			$(8,518,260)	$(844)

At October 31, 2019, the aggregate market value of TBA Sale Commitments represents (1.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at October 31, 2019

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.12	MSC	USD	8,770,000	0.50%	08/17/61	Monthly	$—	$(70,787)	$(18,771)	$52,016
CMBX.NA.BB.6	GSC	USD	1,475,000	5.00%	05/11/63	Monthly	—	(363,825)	(227,054)	136,771
CMBX.NA.BB.8	GSC	USD	1,360,000	5.00%	10/17/57	Monthly	—	(249,565)	(143,400)	106,165
CMBX.NA.BBB-.6	MSC	USD	2,775,000	3.00%	05/11/63	Monthly	—	(375,933)	(236,296)	139,637
CMBX.NA.BBB-.6	DEUT	USD	175,000	3.00%	05/11/63	Monthly	—	(24,593)	(14,916)	9,677

Total							$—	$(1,084,703)	$(640,437)	$444,266

Total traded indices							$—	$(1,084,703)	$(640,437)	$444,266

Total OTC contracts							$—	$(1,084,703)	$(640,437)	$444,266

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.32.V1	USD	12,926,000	(1.00%)	06/20/24	Quarterly	$(236,922)	$(312,712)	$(75,790)

Credit default swaps on indices:
Sell protection:
CDX.EM.32.V1	USD	12,085,000	(1.00%)	12/20/24	Quarterly	$(600,565)	$(547,138)	$53,427
CDX.NA.HY.33.V1	USD	4,985,000	(5.00%)	12/20/24	Quarterly	288,403	383,289	94,886

Total						$(312,162)	$(163,849)	$148,313

Total						$(549,084)	$(476,561)	$72,523

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.00% Fixed	USD	4,135,000	03/21/23	Semi-Annual	$ 78,435	$—	$(66,996)	$(145,431)
3 Mo. USD LIBOR	1.86% Fixed	USD	4,500,000	06/21/24	Semi-Annual	—	—	(95,042)	(95,042)
3 Mo. USD LIBOR	2.64% Fixed	USD	1,280,000	02/01/26	Semi-Annual	—	—	(88,198)	(88,198)
3 Mo. USD LIBOR	2.25% Fixed	USD	18,621,000	06/20/28	Semi-Annual	1,232,678	—	(1,150,721)	(2,383,399)
3 Mo. USD LIBOR	1.72% Fixed	USD	1,050,000	10/29/29	Semi-Annual	—	—	(11,403)	(11,403)
3 Mo. USD LIBOR	1.72% Fixed	USD	2,035,000	10/29/29	Semi-Annual	—	—	(23,051)	(23,051)
3 Mo. USD LIBOR	1.73% Fixed	USD	3,385,000	10/29/29	Semi-Annual	—	—	(40,242)	(40,242)
3 Mo. USD LIBOR	1.77% Fixed	USD	1,530,000	10/30/29	Semi-Annual	—	—	(23,742)	(23,742)
3 Mo. USD LIBOR	1.77% Fixed	USD	1,555,000	10/30/29	Semi-Annual	—	—	(24,785)	(24,785)
3 Mo. USD LIBOR	1.77% Fixed	USD	1,690,000	10/30/29	Semi-Annual	—	—	(26,067)	(26,067)
3 Mo. USD LIBOR	1.77% Fixed	USD	1,695,000	10/30/29	Semi-Annual	—	—	(26,858)	(26,858)
3 Mo. USD LIBOR	2.75% Fixed	USD	120,000	12/20/47	Semi-Annual	—	(2,527)	(27,314)	(24,787)
3 Mo. USD LIBOR	2.86% Fixed	USD	525,000	02/01/49	Semi-Annual	—	—	(133,261)	(133,261)
3 Mo. USD LIBOR	2.39% Fixed	USD	400,000	05/31/49	Semi-Annual	—	—	(59,413)	(59,413)
3 Mo. USD LIBOR	2.26% Fixed	USD	1,365,000	06/21/49	Semi-Annual	—	—	(160,307)	(160,307)
3 Mo. USD LIBOR	1.79% Fixed	USD	100,000	09/24/49	Semi-Annual	—	—	94	94

Total						$1,311,113	$(2,527)	$(1,957,306)	$(3,265,892)

OTC Total Return Swap Contracts Outstanding at October 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Investment Grade Index	MSC	USD	5,850,000	(2.16%)	12/20/19	Quarterly	$—	$—	$232,106	$232,106

Foreign Currency Contracts Outstanding at October 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
14,800,000	EGP	844,267	USD	GSC	12/18/19	$ 60,733	$ —
1,611,000	EUR	1,794,891	USD	BNP	11/29/19	5,791	—
438,000	EUR	488,930	USD	SSG	11/29/19	641	—
235,000	EUR	260,338	USD	CBK	12/18/19	2,762	—
3,000	GBP	3,855	USD	BCLY	11/29/19	30	—
4,346,997	USD	6,335,000	AUD	SSG	01/31/20	—	(27,448)
101,297	USD	135,000	CAD	CBK	11/01/19	—	(1,416)
188,317	USD	250,000	CAD	HSBC	11/01/19	—	(1,892)
182,108	USD	243,000	CAD	UBS	11/01/19	—	(2,774)
191,283	USD	250,000	CAD	BNP	11/04/19	1,073	—
1,509,952	USD	1,992,000	CAD	RBS	11/05/19	—	(5,643)
189,601	USD	250,000	CAD	RBS	11/12/19	—	(612)
75,457	USD	100,000	CAD	BNP	11/12/19	—	(628)
188,392	USD	250,000	CAD	BNP	11/14/19	—	(1,822)
151,364	USD	200,000	CAD	BMO	11/20/19	—	(809)
381,641	USD	500,000	CAD	GSC	12/02/19	1,191	—
157,757	USD	210,000	CAD	HSBC	12/03/19	—	(2,034)
241,176	USD	320,000	CAD	NAB	12/03/19	—	(2,315)
90,279	USD	118,000	CAD	SSG	12/16/19	479	—
75,539	USD	100,000	CAD	BNP	12/16/19	—	(562)
458,752	USD	610,000	CAD	JPM	01/02/20	—	(5,538)
101,437	USD	135,000	CAD	RBS	01/06/20	—	(1,317)
378,984	USD	500,000	CAD	HSBC	01/06/20	—	(1,586)
101,460	USD	135,000	CAD	BNP	01/08/20	—	(1,294)
380,831	USD	500,000	CAD	CBK	01/14/20	254	—
37,680	USD	50,000	CAD	SSG	01/21/20	—	(378)
76,600	USD	100,000	CAD	BCLY	01/23/20	483	—
3,061,705	USD	3,993,000	CAD	SSG	01/31/20	22,291	—

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

306,422	USD	400,000	CAD	MSC	02/19/20	$ 1,950	$ —
198,015	USD	260,000	CAD	MSC	03/09/20	109	—
152,931	USD	200,000	CAD	HSBC	03/30/20	697	—
177,823	USD	235,000	CAD	DEUT	05/22/20	—	(1,039)
37,596	USD	50,000	CAD	DEUT	06/01/20	—	(459)
195,151	USD	260,000	CAD	UBS	06/01/20	—	(2,732)
91,311	USD	120,000	CAD	CBK	08/14/20	—	—
79,170	USD	105,000	CAD	MSC	08/14/20	—	(727)
470,027	USD	618,000	CAD	MSC	09/18/20	—	(166)
2,611,259	USD	2,349,000	EUR	CBK	11/29/19	—	(14,316)
362,254	USD	329,000	EUR	MSC	12/18/19	—	(6,085)
4,292,526	USD	3,870,000	EUR	JPM	12/18/19	—	(40,220)
693,003	USD	625,000	EUR	JPM	01/14/20	—	(8,049)
77,457	USD	70,000	EUR	MSC	01/31/20	—	(1,136)
3,865	USD	3,000	GBP	SSG	11/29/19	—	(20)
104,920	USD	81,000	GBP	JPM	12/18/19	—	(73)
119,893	USD	93,000	GBP	BMO	12/18/19	—	(655)
2,102,145	USD	221,400,000	JPY	JPM	11/12/19	52,725	—
1,932,044	USD	203,800,000	JPY	MSC	11/18/19	44,897	—
285,348	USD	30,000,000	JPY	CBK	11/25/19	7,443	—
105,924	USD	11,100,000	JPY	MSC	11/25/19	3,099	—
189,084	USD	20,000,000	JPY	JPM	12/02/19	3,728	—
563,747	USD	59,950,000	JPY	JPM	12/09/19	7,791	—
468,325	USD	50,350,000	JPY	JPM	12/16/19	1,101	—
153,450	USD	16,400,000	JPY	JPM	01/08/20	1,003	—
206,077	USD	21,850,000	JPY	JPM	01/14/20	2,898	—
246,653	USD	26,600,000	JPY	CBK	01/27/20	—	(882)
1,822,662	USD	196,750,000	JPY	JPM	02/03/20	—	(8,898)
189,515	USD	20,000,000	JPY	MSC	03/10/20	2,938	—
2,937,069	USD	4,675,000	NZD	JPM	11/29/19	—	(62,589)

Total						$ 226,107	$ (206,114)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation

Hartford Total Return Bond ETF
Schedule of Investments – (continued) October 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$112,840,200	$—	$111,685,424	$1,154,776
Corporate Bonds	179,776,875	—	179,776,875	—
Foreign Government Obligations	28,725,881	—	28,725,881	—
Municipal Bonds	6,432,036	—	6,432,036	—
Senior Floating Rate Interests	25,759,045	—	25,759,045	—
U.S. Government Agencies	319,481,825	—	318,250,540	1,231,285
U.S. Government Securities	132,057,888	—	132,057,888	—
Short-Term Investments	31,360,489	27,329,300	4,031,189	—
Purchased Options	484,866	—	484,866	—
Foreign Currency Contracts(2)	226,107	—	226,107	—
Futures Contracts(2)	633,269	633,269	—	—
Swaps - Credit Default(2)	592,579	—	592,579	—
Swaps - Interest Rate(2)	94	—	94	—
Swaps - Total Return(2)	232,106	—	232,106	—

Total	$838,603,260	$27,962,569	$808,254,630	$2,386,061

Liabilities
Foreign Currency Contracts(2)	$(206,114)	$—	$(206,114)	$—
Futures Contracts(2)	(35,485)	(35,485)	—	—
Swaps - Credit Default(2)	(75,790)	—	(75,790)	—
Swaps - Interest Rate(2)	(3,265,986)	—	(3,265,986)	—
TBA Sale Commitments	(8,518,260)	—	(8,518,260)	—

Total	$(12,101,635)	$(35,485)	$(12,066,150)	$—

(1) For the period ended October 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended October 31, 2019 is not presented.

Hartford Funds Exchange-Traded Trust
Notes to the Schedules of Investments October 31, 2019 (Unaudited)

1.  Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by Funds as of October 21, 2019.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower	Net Amount(2)
Total Return Bond ETF	$ 1,035,500	$ (1,035,500)	$ —
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. Cash collateral with value of $ 1,624,101 has been received in connection with securities lending transactions.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Total Return Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Municipal Bonds	$835,934	$—	$—	$—	$835,934
Short-Term Investments	788,167	—	—	—	788,167
Total	$1,624,101	$—	$—	$—	$1,624,101
Total Borrowings	$1,624,101	$—	$—	$—	$1,624,101

Gross amount of recognized liabilities for securities lending transactions					$1,624,101

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.